UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended, (the “Act”) is as follows:

GOLDMAN SACHS JAPANESE EQUITY FUND

     Statement of Investments

     November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
8,000	ADVANTEST Corp. (Electric Appliances)	$591,860
40,600	AEON Co. Ltd. (Retail Trade)	681,976
51,000	Air Water, Inc. (Chemicals)	347,552
84,000	Ajinomoto Co., Inc. (Foods)	948,124
7,000	Arisawa Mfg. Co. Ltd. (Chemicals)	291,278
9,200	ARRK Corp. (Other Products)	353,682
34,000	ASAHI DENKA KOGYO K. K. (Chemicals)	326,931
67,000	Asahi Glass Co. Ltd. (Glass & Ceramics Products)	731,272
22,300	Bandai Co. Ltd.@ (Other Products)	453,050
2,000	Bosch Automotive Systems Corp. (Transportation Equipment)	9,413
13,200	Canon, Inc. (Electric Appliances)	658,263
11,500	CAWACHI Ltd. (Retail Trade)	488,425
19,400	CHUGAI PHARMACEUTICAL Co. Ltd. (Pharmaceutical)	303,656
9,500	DAIICHIKOSHO Co. Ltd. (Wholesale Trade)	255,655
33,300	DENSO Corp. (Transportation Equipment)	794,127
21,000	Dowa Mining Co. Ltd. (Nonferrous Metals)	136,165
11,500	Elpida Memory, Inc.*@ (Electric Appliances)	412,926
11,500	Eneserve Corp. (Electric Appliances)	427,134
11,000	Fast Retailing Co. Ltd. (Retail Trade)	824,631
6,000	Fuji Seal, Inc. (Other Products)	253,435
18,700	Honda Motor Co. Ltd. (Transportation Equipment)	892,521
7,000	Hoya Corp. (Precision Instruments)	725,748
172,000	Itochu Corp.* (Wholesale Trade)	776,665
31,300	JFE Holdings, Inc. (Iron & Steel)	895,965
31,000	JS Group Corp. (Metal Products)	545,647
183	KDDI Corp. (Information & Communication)	899,019
1,000	KOITO MANUFACTURING Co. Ltd. (Electric Appliances)	8,227
120,000	Komatsu Ltd. (Machinery)	812,651
11,500	KOSE Corp. (Chemicals)	450,871
129,000	KUBOTA Corp. (Machinery)	635,478
800	Matsushita Electric Works Ltd.* (Electric Appliances)	6,830
8,500	MISUMI Corp. (Wholesale Trade)	244,150
7,200	Mitsubishi Corp. (Wholesale Trade)	90,744
142,000	Mitsubishi Rayon Co. Ltd. (Textiles & Apparels)	480,177
123	Mitsubishi Tokyo Financial Group, Inc. (Banks)	1,158,227
85,000	Mitsui Fudosan Co. Ltd. (Real Estate)	987,483
129,000	Mitsui Mining & Smelting Co. Ltd. (Nonferrous Metals)	535,797
101,000	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	623,757
77,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	675,142
15,900	NAMCO Ltd. (Services)	194,704
4,000	NEOMAX Co. Ltd. (Electric Appliances)	67,758
81	Net One Systems Co. Ltd. (Wholesale Trade)	329,346
5,000	NIDEC Corp. (Electric Appliances)	584,578
18,100	Nippon Kanzai Co. Ltd. (Services)	279,126
95	Nippon Telephone & Telegraph Corp. (Information & Communication)	424,607
9,000	NISHIMATSUYA CHAIN Co. Ltd. (Retail Trade)	330,147
52,000	Nissan Chemical Industries Ltd. (Chemicals)	404,786
84,200	Nissan Motor Co. Ltd. (Transportation Equipment)	882,176
9,100	Nitori Co. Ltd. (Retail Trade)	539,127
21,200	NITTO DENKO Corp. (Chemicals)	1,097,225
19,200	NOK Corp. (Transportation Equipment)	554,010
12,700	NS Solutions Corp.@ (Information & Communication)	365,582
533	NTT DoCoMo, Inc. (Information & Communication)	922,459
3,100	OBIC Co. Ltd. (Information & Communication)	617,498
130,000	OJI PAPER Co. Ltd. (Pulp and Paper)	737,929
6,800	ORIX Corp. (Other Financing Business)	862,137
13,400	Plenus Co. Ltd. (Retail Trade)	378,669
9,100	RESORTTRUST, Inc.@ (Services)	245,063
66,000	Ricoh Co. Ltd.@ (Electric Appliances)	1,163,550
5,700	Ryohin Keikaku Co. Ltd. (Retail Trade)	281,967
4,700	SANYO SHINPAN FINANCE Co. Ltd. (Other Financing Business)	301,664
39,000	SANYO SHOKAI Ltd. (Textiles & Apparels)	217,961
300	Secom Co. Ltd. (Services)	11,793
10,200	SEGA SAMMY HOLDINGS, Inc.@ (Machinery)	539,473
18,400	Seiko Epson Corp. (Electric Appliances)	748,028
104,000	Shimadzu Corp.@ (Precision Instruments)	581,452
28,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,113,973
800	Stanley Electric Co. Ltd. (Electric Appliances)	12,875
17,500	Sumisho Lease Co. Ltd. (Other Financing Business)	672,881
169	Sumitomo Mitsui Financial Group, Inc.@ (Banks)	1,169,316
3,000	Taiyo Ink Manufacturing Co. Ltd.@ (Chemicals)	111,440
28,900	Takeda Chemical Industries Ltd. (Pharmaceutical)	1,415,377
9,300	TDK Corp. (Electric Appliances)	662,673
27,700	TERUMO Corp. (Precision Instruments)	707,381
101,000	The Chiba Bank Ltd. (Banks)	639,502
87,000	The Nomura Securities Co. Ltd. (Securities)	1,208,942

GOLDMAN SACHS JAPANESE EQUITY FUND

     Statement of Investments (continued)

     November 30, 2004 (Unaudited)

Shares	Description	Value
63,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	$418,689
163,000	Tokyo Gas Co. Ltd. (Electric Power & Gas)	652,367
46,500	Toyota Motor Corp. (Transportation Equipment)	1,729,967
25,000	TSUMURA & Co. (Pharmaceutical)	380,148
9,100	USS Co. Ltd. (Services)	809,235
243	West Japan Railway Co. (Land Transportation)	986,731
28,000	YASKAWA Electric Corp.@ (Electric Appliances)	138,660
50,000	YOKOGAWA ELECTRIC Corp. (Electric Appliances)	691,222

TOTAL COMMON STOCKS		$47,918,849

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$47,918,849

Securities Lending Collateral — 7.0%
3,421,720	Boston Global Investment Trust - Enhanced Portfolio	$3,421,720

TOTAL INVESTMENTS — 105.0%		$51,340,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.

GOLDMAN SACHS JAPANESE EQUITY FUND

     Statement of Investments (continued)

     November 30, 2004 (Unaudited)

As a % of
Common Stock Industry Classifications††	net assets
Banks	6.9%
Chemicals	8.5
Electric Appliances	12.6
Electric Power & Gas	1.3
Foods	1.9
Glass & Ceramics Products	1.5
Information & Communication	6.6
Insurance	1.4
Iron & Steel	1.8
Land Transportation	2.0
Machinery	4.1
Marine Transportation	1.3
Metal Products	1.1
Nonferrous Metals	1.4
Other Financing Business	3.8
Other Products	2.2
Pharmaceutical	4.3
Precision Instruments	4.1
Pulp and Paper	1.5
Real Estate	2.0
Retail Trade	7.2
Securities	2.5
Services	3.2
Textiles & Apparels	1.4
Transportation Equipment	9.9
Wholesale Trade	3.5

TOTAL COMMON STOCK	98.0%

††	Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS JAPANESE EQUITY FUND

     Statement of Investments (continued)

     November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2004, the Japanese Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$49,342,802

Gross unrealized gain	4,000,552
Gross unrealized loss	(2,002,785)

Net unrealized security gain	$1,997,767

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Australia — 1.0%
65,359	Westfield Group* (Real Estate)	$795,318

Canada — 0.7%
198,026	Valkyries Petroleum Corp.* (Energy)	532,373

China — 0.8%
276,000	Weichai Power Co. Ltd. (Capital Goods)	628,088

Denmark — 0.7%
9,195	Bryggerigruppen A/S@ (Food Beverage & Tobacco)	588,975

Finland — 2.2%
37,297	Huhtamaki Oyj (Materials)	544,403
1	TietoEnator Oyj (Software & Services)	31
77,254	Vacon Oyj (Capital Goods)	1,204,730

		1,749,164

France — 2.0%
68,615	Trader Classified Media NV* (Media)	838,773
11,560	Wendel Investissement (Capital Goods)	739,286

		1,578,059

Germany — 7.4%
25,314	CENTROTEC Sustainable AG* (Materials)	654,470
15,540	ElringKlinger AG@ (Automobiles & Components)	1,156,280
25,237	Fraport AG (Transportation)	979,171
28,318	Hochtief AG (Capital Goods)	844,254
43,321	IDS Scheer AG@ (Software & Services)	798,258
8,166	Paragon AG* (Technology Hardware & Equipment)	161,754
121,190	Pfleiderer AG*@ (Capital Goods)	1,309,905

		5,904,092

Greece — 2.5%
68,515	Bank of Piraeus (Banks)	1,075,695
34,600	Greek Organization of Football Prognostics (Hotels, Restaurants & Leisure)	894,012

		1,969,707

Hong Kong — 3.1%
214,000	Esprit Holdings Ltd. (Retailing)	1,169,579
668,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	1,331,962

		2,501,541

Indonesia — 1.7%
5,083,000	PT Bank Rakyat (Banks)	1,362,822

Ireland — 3.3%
52,546	DCC PLC (Capital Goods)	1,097,679
104,708	IAWS Group PLC (Food Beverage & Tobacco)	1,532,274

		2,629,953

Italy — 3.5%
320,000	Gruppo Coin SpA*@ (Retailing)	1,158,263
58,000	Marzotto SpA (Consumer Durables & Apparel)	1,030,911
249,000	Sirti SpA* (Technology Hardware & Equipment)	606,115

		2,795,289

Japan — 21.9%
10,600	AEON Mall Co. Ltd. (Real Estate)	723,083
23,700	Arisawa Mfg. Co. Ltd. (Technology Hardware & Equipment)	986,185
28,800	ARRK Corp. (Commercial Services & Supplies)	1,107,177
38,800	As One Corp. (Health Care Equipment & Services)	1,120,968
26,000	C. Uyemura & Co. Ltd. (Materials)	782,183
13,300	CAWACHI Ltd. (Food & Staples Retailing)	564,874
315	Cybernet Systems Co. Ltd. (Software & Services)	1,071,558
33,600	DAIICHIKOSHO Co. Ltd. (Consumer Durables & Apparel)	904,212
16,000	Eneserve Corp. (Capital Goods)	594,273
60,200	Kato Sangyo Co. Ltd. (Retailing)	783,165
16,300	MODEC, Inc. (Energy)	320,032
7,550	MOSHI MOSHI HOTLINE, Inc. (Commercial Services & Supplies)	636,887
26,800	MUSASHI SEIMITSU INDUSTRY Co. Ltd. (Automobiles & Components)	600,417
36,000	NIHON KOHDEN Corp. (Health Care Equipment & Services)	422,448
26,600	Nippon Kanzai Co. Ltd. (Commercial Services & Supplies)	410,207
24,000	NISHIMATSUYA CHAIN Co. Ltd. (Retailing)	880,392
69,000	NISSHA Printing Co. Ltd. (Commercial Services & Supplies)	849,371
65,800	OSG Corp.@ (Capital Goods)	758,781
38	ROUND ONE Corp.@ (Hotels, Restaurants & Leisure)	83,757
41,000	ROYAL Co. Ltd. (Hotels, Restaurants & Leisure)	533,097
25,400	SHUEI YOBIKO Co. Ltd. (Commercial Services & Supplies)	607,608
13,400	TAKAMATSU Corp. (Capital Goods)	426,532
18,925	TAKEUCHI MFG. Co. Ltd. (Capital Goods)	842,394
33,600	TOHOKUSHINSHA Film Corp. (Media)	828,221
18,200	Yusen Air & Sea Service Co. Ltd. (Transportation)	609,345

		17,447,167

Korea — 0.9%
41,990	Interflex Co. Ltd. (Technology Hardware & Equipment)	732,087

Luxembourg — 0.9%
21,789	SBS Broadcasting SA* (Media)	750,195

Netherlands — 7.3%
27,701	Aalberts Industries NV (Capital Goods)	1,134,245
138,686	Buhrmann NV (Commercial Services & Supplies)	1,235,974
63,257	Heijmans NV@ (Capital Goods)	1,946,118
16,669	Hunter Douglas NV (Consumer Durables & Apparel)	838,241

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
53,263	Koninklijke Wessanen NV (Food Beverage & Tobacco)	$673,021

		5,827,599

Norway — 0.9%
30,019	TGS Nopec Geophysical Co. ASA* (Energy)	691,332

Singapore — 3.4%
2,241,000	Citiraya Industries Ltd. (Commercial Services & Supplies)	1,167,130
789,000	Keppel Land Ltd. (Real Estate)	995,159
872,000	StarHub Ltd.* (Telecommunication Services)	553,347

		2,715,636

Sweden — 3.1%
114,596	Intrum Justitia AB*@ (Commercial Services & Supplies)	766,631
166,269	Observer AB (Commercial Services & Supplies)	711,894
231,483	Skandia Forsakrings AB (Insurance)	958,020

		2,436,545

Switzerland — 2.2%
696	Jelmoli Holding AG (Retailing)	956,973
619	Lindt & Spruengli AG (Food Beverage & Tobacco)	813,405

		1,770,378

United Kingdom — 27.2%
65,640	Bovis Homes Group PLC (Consumer Durables & Apparel)	631,193
150,000	Caspian Energy Ltd.* (Materials)	236,016
146,340	Cattles PLC (Diversified Financials)	1,035,720
226,390	Christian Salvesen PLC (Transportation)	258,042
220,692	Chrysalis Group PLC (Media)	739,738
2,980,325	Corporate Services Group PLC* (Commercial Services & Supplies)	385,403
205,820	Dignity PLC (Commercial Services & Supplies)	1,203,135
28,141	European Nickel PLC* (Materials)	13,149
70,546	First Calgary Petroleums Ltd.* (Energy)	924,999
78,414	French Connection Group PLC (Retailing)	385,468
1,915,280	Grove Energy Ltd. (Diversified Financials)	767,092
483,478	Heywood Williams Group PLC (Capital Goods)	811,438
352,029	HIT Entertainment PLC (Media)	1,744,960
167,794	Homestyle Group PLC* (Retailing)	410,848
48,489	Imperial Energy Corp. Ltd.* (Energy)	228,884
94,089	Luminar PLC (Hotels, Restaurants & Leisure)	898,535
98,960	M&C Saatchi* (Media)	246,301
197,564	MFI Furniture Group PLC (Retailing)	436,726
249,703	Mowlem PLC (Capital Goods)	890,711
31,000	NDS Group PLC ADR* (Software & Services)	978,050
330,337	Oriel Resources PLC* (Materials)	337,060
140,735	Phoenix IT Group Ltd.* (Software & Services)	724,706
112,397	Redrow PLC (Consumer Durables & Apparel)	728,836
177,172	Ricardo PLC (Commercial Services & Supplies)	741,060
242,377	Shanks Group PLC (Commercial Services & Supplies)	610,229
1,694,628	Sibir Energy PLC* (Energy)	775,679
68,857	Stanley Leisure (Hotels, Restaurants & Leisure)	586,481
183,044	Taylor Nelson Sofres PLC (Media)	802,570
273,108	Unite Group PLC (Real Estate)	1,309,726
198,055	Wincanton PLC (Transportation)	1,052,950
158,479	Wolfson Microelectronics PLC* (Technology Hardware & Equipment)	333,232
289,993	Xansa PLC (Software & Services)	511,577

		21,740,514

TOTAL COMMON STOCKS		$77,146,834

Preferred Stocks — 2.0%
Germany — 2.0%
12,762	Draegerwerk AG (Health Care Equipment & Services)	711,638
17,890	Rheinmetall AG@ (Capital Goods)	903,024

TOTAL PREFERRED STOCKS		$1,614,662

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.2%
State Street Bank & Trust Euro - Time Deposit
$934,000	2.00%	12/01/2004	$934,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL	$79,695,496

Shares	Description	Value

Securities Lending Collateral — 8.0%
6,413,004	Boston Global Investment Trust - Enhanced Portfolio	6,413,004

TOTAL INVESTMENTS — 107.9%		$86,108,500

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

	As a % of
Common and Preferred Stock Industry Classifications††	Net Assets
Automobiles & Components	2.2.	%
Banks	3.1
Capital Goods	17.7
Commercial Services & Supplies	13.1
Consumer Durables & Apparel	6.8
Diversified Financials	2.3
Energy	4.4
Food & Staples Retailing	0.7
Food Beverage & Tobacco	4.5
Health Care Equipment & Services	2.8
Hotels, Restaurants & Leisure	3.8
Insurance	1.2
Materials	3.2
Media	7.5
Real Estate	4.8
Retailing	7.7
Software & Services	5.1
Technology Hardware & Equipment	3.5
Telecommunication Services	0.7
Transportation	3.6

TOTAL COMMON AND PREFERRED STOCK	98.7.	%

††	Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS INTERNATIONAL GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.

Investment Abbreviation:
ADR—American Depositary Receipt

ADDITIONAL INVESTMENT INFORMATION

Futures Contracts — At November 30, 2004, the International Growth Opportunities Fund has the following future contracts outstanding:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Loss

TOPIX Index	8	December 2004	$850,502	$(33,465)

TAX INFORMATION — At November 30, 2004, the International Growth Opportunities Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$68,461,328

Gross unrealized gain	19,209,290
Gross unrealized loss	(1,562,118)

Net unrealized security gain	$17,647,172

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
France — 27.3%
30,849	Credit Agricole SA*@ (Banks)	$911,296
32,698	France Telecom SA (Telecommunication Services)	1,023,033
13,017	L’Oreal SA* (Household & Personal Products)	939,225
9,327	LVMH Moet Hennessy Louis Vuitton SA@ (Consumer Durables & Apparel)	661,957
22,772	PagesJaunes SA* (Media)	497,569
7,186	Pinault-Printemps-Redoute SA* (Retailing)	744,912
13,970	PSA Peugeot Citroen* (Automobiles & Components)	851,583
10,410	Sanofi-Aventis (Pharmaceuticals & Biotechnology)	781,881
10,760	Schneider Electric SA* (Capital Goods)	746,309
5,776	Total SA@ (Energy)	1,261,510

		8,419,275

Germany — 4.0%
9,672	Deutsche Boerse AG* (Diversified Financials)	571,176
3,706	SAP AG (Software & Services)	658,707

		1,229,883

Ireland — 3.9%
23,016	Anglo Irish Bank Corp. PLC (Banks)	520,026
27,533	CRH PLC (Capital Goods)	694,162

		1,214,188

Italy — 1.7%
120,913	Banca Intesa SpA (Banks)	533,713

Netherlands — 7.5%
24,154	European Aeronautic Defense & Space Co.@ (Capital Goods)	728,175
33,241	ING Groep NV (Diversified Financials)	910,179
22,491	VNU NV (Media)	676,951

		2,315,305

Norway — 2.6%
92,201	Telenor ASA (Telecommunication Services)	812,331

Spain — 3.1%
55,343	Telefonica SA (Telecommunication Services)	969,112

Sweden — 2.0%
146,036	Skandia Forsakrings AB (Insurance)	604,388

Switzerland — 10.8%
20,481	Credit Suisse Group* (Diversified Financials)	796,377
32,905	Novartis AG (Pharmaceuticals & Biotechnology)	1,570,054
2,306	Syngenta AG* (Materials)	243,354
4,598	Zurich Financial Services AG (Insurance)	704,666

		3,314,451

United Kingdom — 34.5%
15,360	Carnival PLC (Hotels, Restaurants & Leisure)	854,951
64,206	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	1,352,797
22,667	Man Group PLC (Diversified Financials)	644,425
46,578	Northern Rock PLC (Banks)	643,855
108,803	Prudential PLC (Insurance)	865,633
23,785	Reckitt Benckiser PLC (Household & Personal Products)	699,890
49,469	Royal Bank of Scotland Group PLC (Banks)	1,516,791
118,513	Shell Transport & Trading Co. PLC (Energy)	997,017
608,612	Vodafone Group PLC (Telecommunication Services)	1,649,415
41,007	Wolseley PLC (Capital Goods)	703,228
64,592	WPP Group PLC (Media)	709,609

		10,637,611

TOTAL COMMON STOCKS		$30,050,257

Principal	Interest	Maturity
Amount€	Rate	Date	Value
Short-Term Obligations — 4.9%
State Street Bank & Trust Euro-Time Deposit
EUR 409,503	1.95%	12/01/2004	542,940
EUR 736,258	2.00	12/02/2004	976,167

TOTAL SHORT-TERM OBLIGATIONS			$1,519,107

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$31,569,364

Shares	Description	Value

Securities Lending Collateral — 11.0%
3,397,205	Boston Global Investment Trust - Enhanced Portfolio	$3,397,205

TOTAL INVESTMENTS — 113.3%		$34,966,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.
€	The principal amount of the security is stated in the currency in which the bond is denominated. See below: EUR – Euro

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

As a % of
Common Stock Industry Classifications††	Net Assets
Automobiles & Components	2.8%
Banks	13.4
Capital Goods	9.3
Consumer Durables & Apparel	2.1
Diversified Financials	9.5
Energy	7.3
Hotels, Restaurants & Leisure	2.8
Household & Personal Products	5.3
Insurance	7.1
Materials	0.8
Media	6.1
Pharmaceuticals & Biotechnology	12.0
Retailing	2.4
Software & Services	2.1
Telecommunication Services	14.4

TOTAL COMMON STOCK	97.4%

††	Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Futures Contracts — At November 30, 2004, the European Equity Fund had the following futures contracts outstanding:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

DJ EUR ER STX 50 Index	13	December 2004	$495,537	$5,661
FTSE 100 Index	4	December 2004	359,164	3,271

			$854,701	$8,932

TAX INFORMATION — At November 30, 2004, the European Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$30,401,816

Gross unrealized gain	4,580,773
Gross unrealized loss	(16,020)

Net unrealized security gain	$4,564,753

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

     Statement of Investments

     November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 85.3%
Austria — 1.0%
19,702	Erste Bank der oesterreichischen Sparkassen AG (Banks)	$1,000,428

Brazil — 4.4%
16,900	Banco Itau Holding Financeira SA ADR* (Banks)	1,089,374
83,500	Petroleo Brasileiro SA ADR (Energy)	3,186,360

		4,275,734

China — 5.8%
5,232,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	1,927,308
1,355,800	Huaneng Power International, Inc. Class H (Utilities)	1,074,009
3,056,000	PetroChina Co. Ltd. Class H (Energy)	1,729,705
422,000	Weichai Power Co. Ltd. Class H (Capital Goods)	960,337

		5,691,359

Hungary — 3.7%
62,300	Magyar Tavkozlesi Rt. (Matav) ADR (Telecommunication Services)	1,326,990
39,715	OTP Bank Rt. GDR (Banks)	2,283,612

		3,610,602

India — 5.5%
262,535	Bharti Tele-Ventures Ltd.* (Telecommunication Services)	1,022,977
104,535	Housing Development Finance Corp. Ltd. (Banks)	1,880,996
217,876	ICICI Bank Ltd. (Banks)	1,659,345
17,048	Infosys Technologies Ltd. (Software & Services)	823,107

		5,386,425

Indonesia — 3.2%
5,027,000	PT Bank Rakyat Indonesia (Banks)	1,347,808
3,198,000	PT Telekomunikasi Indonesia (Telecommunication Services)	1,769,549

		3,117,357

Israel — 1.7%
61,880	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals & Biotechnology)	1,688,086

Mexico — 8.7%
53,300	America Movil SA de CV ADR (Telecommunication Services)	2,489,643
422,400	Grupo Financiero Banorte SA de CV Class B (Banks)	2,367,008
432,566	Urbi, Desarrollos Urbanos SA de CV* (Consumer Durables & Apparel)	1,750,264
546,200	Wal-Mart de Mexico SA de CV Series V (Food & Staples Retailing)	1,870,456

		8,477,371

Russia — 7.5%
13,800	Mobile Telesystems ADR (Telecommunication Services)	1,914,198
2,114	Sberbank RF (Banks)	1,025,290
50,800	Surgutneftegaz ADR@ (Energy)	1,887,728
108,458	Uralsvyazinform* (Telecommunication Services)	824,281
7,253	Verkhnaya Salda Metallurgical Production Association (Materials)	754,312
138,676	VolgaTelecom ADR (Telecommunication Services)	838,989
13,498	YUKOS ADR* (Energy)	53,992

		7,298,790

South Africa — 13.8%
143,900	ABSA Group Ltd. (Banks)	1,742,403
1,025,600	FirstRand Ltd. (Banks)	2,347,759
114,712	Harmony Gold Mining Co. Ltd. ADR (Materials)	1,209,093
16,700	Impala Platinum Holdings Ltd. (Materials)	1,425,680
197,486	JD Group Ltd. (Retailing) Massmart Holdings Ltd. (Food & Staples Retailing)	1,266,130
78,607	Sasol (Energy)	1,563,346
101,382	Telkom South Africa Ltd. (Telecommunication Services)	1,727,507

		13,491,314

South Korea — 15.0%
64,253	Hana Bank (Banks)	1,702,838
32,990	Hyundai Mobis (Automobiles & Components)	1,957,538
77,601	Kookmin Bank* (Banks)	2,930,206
5,120	POSCO (Materials)	956,396
10,726	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,419,726
48,160	Shinhan Financial Group Co. Ltd. (Banks)	1,007,047
8,900	SK Telecom Co. Ltd. ADR (Telecommunication Services)	1,668,856

		14,642,607

Taiwan — 11.8%
317	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	234
1,688,000	Capital Securities Corp. (Diversified Financials)	659,483
682,533	Career Technology (MFG.) Co. Ltd. (Technology Hardware & Equipment)	882,946
1,424,000	Far Eastern International Bank (Banks)	849,427
591,129	Hon Hai Precision (Technology Hardware & Equipment)	2,372,022
480,000	Hotai Motor Co. Ltd. (Automobiles & Components)	958,634
1,382,000	Hsinchu International Bank* (Banks)	875,433
557,715	Quanta Computer, Inc. (Technology Hardware & Equipment)	904,375
1,510,956	Taishin Financial Holdings Co. Ltd. (Banks)	1,364,409
1,878,895	Taiwan Semiconductor (Semiconductors & Semiconductor Equipment)	2,719,811

		11,586,774

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

     Statement of Investments (continued)

     November 30, 2004 (Unaudited)

Shares	Description	Value
Thailand — 3.1%
796,200	Bangkok Bank Public Co. Ltd. (Banks)	$2,292,191
2,848,000	Land and Houses Public Co. Ltd. (Consumer Durables & Apparel)	790,875

		3,083,066

Turkey — 0.1%
317,684,274	Denizbank A.S* (Banks)	86,410

TOTAL COMMON STOCKS		$83,436,323

Exchange Traded Funds — 3.5%
United States — 3.5%
12,600	iShares MSCI Emerging Markets Index	$2,457,756
132,100	iShares MSCI Malaysia Index Fund@	970,935

TOTAL EXCHANGE TRADED FUNDS		$3,428,691

Preferred Stocks — 10.4%
Brazil — 6.3%
2,479,000	Caemi Mineracao E Metalurgica SA* (Materials)	$1,787,566
77,700	Companhia de Bebidas das Americas ADR (Food Beverage & Tobacco)	2,001,552
86,084	Telemar Norte Leste SA (Telecommunication Services)	2,002,745
2,565	Telemig Celular SA Class G* (Telecommunication Services)	413,104

		6,204,967

South Korea — 4.1%
87,220	Hyundai Motor Co. Ltd. (Automobiles & Components)	2,490,833
5,360	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,488,419

		3,979,252

TOTAL PREFERRED STOCKS		$10,184,219

		Expiration
Units	Description	Month	Value
Rights — 0.0%
Thailand — 0.0%
91,200	TelecomAsia Corp. Public — Alien Market* (Technology Hardware & Equipment)	04/2008	$—

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$97,049,233

Shares	Description	Value

Securities Lending Collateral — 3.0%
2,869,425	Boston Global Investment Trust - Enhanced Portfolio	$2,869,425

TOTAL INVESTMENTS — 102.2%		$99,918,658

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*   Non-income producing security.
@ All or portion of security is on loan.

Investment Abbreviations:
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

     Statement of Investments (continued)

     November 30, 2004 (Unaudited)

As a % of
Common and Preferred Stock Industry Classifications††	Net Assets
Automobiles & Components	5.6%
Banks	28.5
Capital Goods	1.0
Consumer Durables & Apparel	2.6
Diversified Financials	0.7
Energy	8.6
Food & Staples Retailing	3.2
Food Beverage & Tobacco	2.0
Materials	6.2
Pharmaceuticals & Biotechnology	1.7
Retailing	2.3
Semiconductors & Semiconductor Equipment	8.8
Software & Services	0.8
Technology Hardware & Equipment	4.2
Telecommunication Services	18.4
Utilities	1.1

TOTAL COMMON AND PREFERRED STOCK	95.7%

††	Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2004, the Emerging Markets Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$79,960,315

Gross unrealized gain	21,405,627
Gross unrealized loss	(1,447,284)

Net unrealized security gain	$19,958,343

GOLDMAN SACHS ASIA GROWTH FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 93.4%
China — 9.4%
456,500	China Mobile Ltd. (Communication)	$1,491,958
1,286,000	China Petroleum and Chemical Corp. Class H (Chemicals & Allied Products)	545,502
2,306,560	China Telecom Corp. Ltd. Class H (Communication)	849,666
1,590,000	Huaneng Power International, Inc. Class H (Electric, Gas and Sanitary Service)	1,259,532
2,092,000	PetroChina Co. Ltd. Class H (Petroleum and Coal Products)	1,184,078
318,000	Weichai Power Co. Ltd. Class H (Miscellaneous)	723,666
346,000	Yanzhou Coal Mining Co. Ltd. Class H (Coal Mining)	527,655

		6,582,057

Hong Kong — 20.1%
135,000	Cheung Kong (Holdings) Ltd. (Real Estate)	1,293,668
230,900	CLP Holdings Ltd. (Electric, Gas and Sanitary Service)	1,323,027
385,720	Dah Sing Banking Group Ltd. (Depository Institutions)	803,532
347,500	Esprit Holdings Ltd. (Apparel & Other Textile)	1,899,200
70,500	Hang Seng Bank Ltd. (Holding & Other Investments)	977,808
207,000	Hong Kong Electric Holdings Ltd. (Electric, Gas and Sanitary Service)	927,431
196,500	Hutchison Whampoa Ltd. (Holding & Other Investments)	1,756,805
750,000	Sino Land Co. Ltd. (Holding & Other Investments)	717,154
73,000	Sun Hung Kai Properties Ltd. (Real Estate)	722,636
138,500	Swire Pacific Ltd. (Business Services)	1,110,135
819,000	Techtronic Industries Co. Ltd. (Electronic and Other Electric Equipment)	1,633,050
274,100	The Wharf (Holdings) Ltd. (Miscellaneous)	972,967

		14,137,413

India — 8.1%
192,983	Bharti Tele-Ventures Ltd.* (Communication)	751,965
4,829	Hindustan Lever Ltd. (Chemicals & Allied Products)	15,689
73,822	Housing Development Finance Corp. Ltd. (General Building Contract)	1,328,348
213,228	ICICI Bank Ltd. (Depository Institutions)	1,623,946
33,300	Infosys Technologies Ltd. (Communication)	1,607,783
40,283	Maruti Udyog Ltd. (Automotive Dealers & Services)	380,375

		5,708,106

Indonesia — 5.2%
4,657,000	PT Bank Rakyat Indonesia (Depository Institutions)	1,248,605
1,174,500	PT Hanjaya Mandala Sampoerna Tbk (Tobacco Products)	877,651
2,777,600	PT Telekomunikasi Indonesia (Communication)	1,536,930

		3,663,186

Malaysia — 3.3%
25	Public Bank Berhad — Foreign Market (Depository Institutions)	52
200	SP Setia Berhad (Real Estate)	212
388,000	Ta Ann Holdings Berhad (Holding & Other Investments)	673,895
210,400	Tanjong Public Ltd. Co. (Amusement & Recreation)	791,216
294,600	Tenaga Nasional Berhad (Electric, Gas and Sanitary Service)	876,047

		2,341,422

Singapore — 8.1%
1,421,000	Citiraya Industries Ltd. (Miscellaneous)	740,068
218,000	DBS Group Holdings Ltd. (Depository Institutions)	2,098,438
456,000	Keppel Land Ltd. (Real Estate)	575,149
300,250	Singapore Press Holdings Ltd. (Media)	863,646
588,000	StarHub Ltd.* (Communication)	373,128
122,412	United Overseas Bank Ltd. (Depository Institutions)	1,014,806

		5,665,235

South Korea — 19.2%
27,870	Daishin Securities Co. (Depository Institutions)	341,709
71,876	Hana Bank (Depository Institutions)	1,904,863
16,850	Honam Petrochemical Corp. (Chemicals & Allied Products)	806,585
30,160	Hyundai Mobis (Auto Repair, Services and Parking)	1,789,613
8,520	Hyundai Motor Co. Ltd. (Auto Repair, Services and Parking)	418,134
10,820	KH Vatec Co. Ltd. (Electronic and Other Electric Equipment)	281,769
64,845	Kookmin Bank* (Depository Institutions)	2,448,541
10,280	Samsung Electronics Co. Ltd. (Electronic and Other Electric Equipment)	4,235,949
22,380	Shinhan Financial Group Co. Ltd. (Nondepository Institution)	467,976
4,280	SK Telecom Co. Ltd. ADR (Communication)	802,551

		13,497,690

Taiwan — 16.9%
245,050	AU Optronics Corp. (Electronic and Other Electric Equipment)	319,751
1,330,000	Capital Securities Corp. (Depository Institutions)	519,616

GOLDMAN SACHS ASIA GROWTH FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
494,797	Career Technology (MFG.) Co. Ltd. (Electronic and Other Electric Equipment)	$640,085
1,137,515	China Steel Corp. (Primary Metal Industries)	1,250,623
31,616	Compal Electronics, Inc. (Electronic and Other Electric Equipment)	30,185
1,900,090	EVA Airways Corp. (Transportation by Air)	834,074
1,276,000	Far Eastern International Bank (Depository Institutions)	761,144
402,042	Hon Hai Precision (Electronic and Other Electric Equipment)	1,613,273
300,000	Hotai Motor Co. Ltd. (Auto Retail)	599,146
701,000	Hsinchu International Bank* (Depository Institutions)	444,051
11,617	Nan Ya Plastic Corp. (Chemicals & Allied Products)	16,662
436,836	Quanta Computer, Inc. (Electronic and Other Electric Equipment)	708,361
1,246,254	SinoPac Holdings Co. (Depository Institutions)	690,505
374,200	Synnex Technology International Corp. (Business Services)	549,570
858,695	Taishin Financial Holdings Co. Ltd. (Depository Institutions)	775,411
1,048,730	Taiwan Semiconductor (Electronic and Other Electric Equipment)	1,518,099
947,583	United Microelectronics Corp. ADR* (Electronic and Other Electric Equipment)	583,370

		11,853,926

Thailand — 3.1%
322,300	Advanced Info Service Public Co. Ltd. (Communication)	792,675
267,000	Airports of Thailand Public Co. Ltd.* (Transportation)	324,949
382,300	Bangkok Bank Public Co. Ltd. (Depository Institutions)	1,100,609

		2,218,233

TOTAL COMMON STOCKS		$65,667,268

Preferred Stocks — 4.9%
South Korea — 4.9%
61,750	Daishin Securities Co. (Depository Institutions)	$504,739
51,760	Hyundai Motor Co. Ltd. (Auto Repair, Services and Parking)	1,478,165
5,110	Samsung Electronics Co. Ltd. (Electronic and Other Electric Equipment)	1,418,996

TOTAL PREFERRED STOCKS		$3,401,900

Principal	Interest	Maturity
Amount€	Rate	Date	Value
Corporate Bonds — 0.0%
India — 0.0%
INR 23,130 Hindustan Lever Ltd. (Chemicals & Allied Products)	9.00%	01/01/2005	$521

Expiration
Units	Description	Month	Value
Right — 0.0%
Thailand — 0.0%
198,411	TelecomAsia Corp. Public - Alien Market* (Communication)	04/2008	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.0%
$705,000 State Street Bank & Trust Euro - Time Deposit	2.00%	12/01/2004	$705,000

TOTAL INVESTMENTS — 99.3%			$69,774,689

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
€	The principal amount of the security is stated in the currency in which the bond is denominated. See below: INR – Indian Rupee

Investment Abbreviation:
ADR—American Depositary Receipt

GOLDMAN SACHS ASIA GROWTH FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

As a % of
Common and Preferred Stock Industry Classifications††	Net Assets
Amusement & Recreation	1.1%
Apparel & Other Textile	2.7
Auto Repair, Services and Parking	5.2
Auto Retail	0.9
Automotive Dealers & Services	0.5
Business Services	2.4
Chemicals & Allied Products	2.0
Coal Mining	0.7
Communication	11.7
Depository Institutions	23.1
Electric, Gas and Sanitary Service	6.2
Electronic and Other Electric Equipment	18.5
General Building Contract	1.9
Holding & Other Investments	5.9
Media	1.2
Miscellaneous	3.5
Nondepository Institution	0.7
Petroleum and Coal Products	1.7
Primary Metal Industries	1.8
Real Estate	3.7
Tobacco Products	1.2
Transportation	0.5
Transportation by Air	1.2

TOTAL COMMON AND PREFERRED STOCK	98.3%

††	Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2004, the Asia Growth Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$58,938,584

Gross unrealized gain	11,547,705
Gross unrealized loss	(711,600)

Net unrealized security gain	$10,836,105

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
France — 14.9%
107,893	L’Oreal SA* (Household & Personal Products)	$7,784,883
171,529	LVMH Moet Hennessy Louis Vuitton SA@ (Consumer Durables & Apparel)	12,173,781
337,676	PagesJaunes SA* (Media)	7,378,225
185,263	PSA Peugeot Citroen* (Automobiles & Components)	11,293,259
159,225	Schneider Electric SA* (Capital Goods)	11,043,777
75,332	Total SA@ (Energy)	16,452,925

		66,126,850

Germany — 6.3%
81,732	Bayerische Motoren Werke (BMW) AG*@ (Automobiles & Components)	3,442,805
195,332	Deutsche Boerse AG* (Diversified Financials)	11,535,260
47,740	SAP AG (Software & Services)	8,485,335
59,333	Schering AG (Pharmaceuticals & Biotechnology)	4,207,360

		27,670,760

Greece — 1.4%
233,230	OPAP SA (Hotels, Restaurants & Leisure)	6,026,311

Hong Kong — 7.3%
1,277,440	Dah Sing Banking Group Ltd. (Banks)	2,661,162
659,625	Dah Sing Financial Group (Banks)	5,154,684
1,848,000	Esprit Holdings Ltd. (Retailing)	10,099,917
2,574,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	5,132,441
1,332,000	Wing Hang Bank Ltd. (Banks)	9,409,895

		32,458,099

Italy — 2.5%
2,459,987	Banca Intesa SpA@ (Banks)	10,858,446

Japan — 13.7%
265	Canon, Inc. (Technology Hardware & Equipment)	13,215
281,500	Credit Saison Co. Ltd. (Diversified Financials)	9,430,166
306,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	3,909,535
573	Millea Holdings, Inc. (Insurance)	8,048,711
932,000	Mitsui Fudosan Co. Ltd. (Real Estate)	10,827,460
790	Mitsui Sumitomo Insurance Co. (Insurance)	6,927
21,500	OBIC Co. Ltd. (Software & Services)	4,282,644
402,000	Ricoh Co. Ltd.@ (Technology Hardware & Equipment)	7,087,077
289,700	Shin-Etsu Chemical Co. Ltd. (Materials)	11,166,710
11	SMC Corp. (Capital Goods)	1,206
67,460	USS Co. Ltd. (Retailing)	5,999,012

		60,772,663

Netherlands — 5.0%
265,979	European Aeronautic Defence & Space Co.@ (Capital Goods)	8,018,521
250,780	ING Groep NV (Diversified Financials)	6,866,659
246,499	VNU NV (Media)	7,419,314

		22,304,494

Norway — 2.5%
1,271,789	Telenor ASA (Telecommunication Services)	11,205,019

Russia — 0.6%
20,400	Mobile Telesystems ADR (Telecommunication Services)	2,829,684

South Korea — 3.7%
483,246	Hyundai Motor Co. Ltd. GDR† (Automobiles & Components)	11,742,878
23,500	Samsung Electronics Co. Ltd. GDR† (Semiconductors & Semiconductor Equipment)	4,808,802

		16,551,680

Spain — 2.9%
779,504	Banco Bilbao Vizcaya Argentaria SA (Banks)	12,767,431

Sweden — 4.4%
2,399,694	Skandia Forsakrings AB@ (Insurance)	9,931,425
2,938,643	Telefonaktiebolaget LM Ericsson Series B*@ (Technology Hardware & Equipment)	9,760,569

		19,691,994

Switzerland — 11.4%
203,846	Credit Suisse Group* (Diversified Financials)	7,926,291
63,422	Nestle SA (Food Beverage & Tobacco)	16,200,733
290,833	Novartis AG (Pharmaceuticals & Biotechnology)	13,877,023
80,596	Zurich Financial Services AG (Insurance)	12,351,730

		50,355,777

Taiwan — 1.4%
761,909	Hon Hai Precision Industry Co. Ltd. GDR@ (Technology Hardware & Equipment)	6,140,984

United Kingdom — 20.8%
430,127	British Sky Broadcasting Group PLC (Media)	4,566,650
165,985	Carnival PLC (Hotels, Restaurants & Leisure)	9,238,873
670,126	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	14,119,313
646,631	HBOS PLC (Banks)	9,030,426
155,089	Man Group PLC (Diversified Financials)	4,409,194
968,529	Prudential PLC (Insurance)	7,705,583
8,429,019	Vodafone Group PLC (Telecommunication Services)	22,843,693
1,592,602	William Morrison Supermarkets PLC (Food & Staples Retailing)	6,834,214
1,207,113	WPP Group PLC (Media)	13,261,370

		92,009,316

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

TOTAL COMMON STOCKS	$437,769,508

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.2%
$5,076,000 State Street Bank & Trust Euro - Time Deposit	2.00%	12/01/2004	$5,076,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$442,845,508

Shares	Description	Value

Securities Lending Collateral — 14.5%
64,460,922	Boston Global Investment Trust — Enhanced Portfolio	$64,460,922

TOTAL INVESTMENTS— 114.5%		$507,306,430

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.
†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $16,551,680, which represents approximately 3.7% of net assets as of November 30, 2004.

Investment Abbreviations:
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

	As a % of
Common Stock Industry Classifications††	Net Assets
Automobiles & Components	6.0%
Banks	11.3
Capital Goods	4.3
Consumer Durables & Apparel	3.9
Diversified Financials	9.1
Energy	3.7
Food & Staples Retailing	1.5
Food Beverage & Tobacco	3.7
Hotels, Restaurants & Leisure	3.4
Household & Personal Products	1.7
Insurance	8.6
Materials	2.5
Media	7.4
Pharmaceuticals & Biotechnology	7.3
Real Estate	2.4
Retailing	3.6
Semiconductors & Semiconductor Equipment	1.1
Software & Services	2.9
Technology Hardware & Equipment	6.1
Telecommunication Services	8.3

TOTAL COMMON STOCK	98.8.	%

††	Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At November 30, 2004, the International Equity Fund had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Value on		Unrealized
Purchase Contracts	Settlement Date	Current Value	Gain	Loss

Australian Dollar
expiring 12/15/2004	$13,374,000	$14,147,896	$773,896	$—
expiring 1/28/2005	23,724,624	23,262,908	—	461,716
expiring 3/16/2005	5,558,590	5,470,775	—	87,815
British Pound
expiring 12/15/2004	13,733,018	14,279,603	546,585	—
expiring 1/21/2005	22,720,060	23,345,275	625,215	—
Canadian Dollar
expiring 12/15/2004	10,653,000	11,246,953	593,953	—
expiring 3/16/2005	2,816,000	2,816,646	646	—
expiring 3/16/2005	2,828,223	2,815,336	—	12,887
Danish Krone
expiring 12/21/2004	3,625,447	3,631,143	5,696	—
Euro
expiring 12/15/2004	10,584,000	11,234,617	650,617	—
expiring 12/21/2004	8,047,910	8,056,471	8,561	—
expiring 3/16/2005	5,570,202	5,558,161	—	12,041
Japanese Yen
expiring 12/15/2004	13,208,533	13,876,027	667,494	—
expiring 12/22/2004	37,648,170	37,690,149	41,979	—
expiring 3/16/2005	11,049,262	11,040,232	—	9,030
Norwegian Krone
expiring 12/15/2004	5,411,717	5,807,261	395,544	—
expiring 1/20/2005	1,873,630	1,867,029	—	6,601
expiring 3/16/2005	5,714,075	5,691,704	—	22,371
Singapore Dollar
expiring 1/20/2005	3,383,516	3,399,705	16,189	—
Swedish Krona
expiring 12/10/2004	806,911	879,673	72,762	—
expiring 12/15/2004	3,027,547	3,020,999	—	6,548
expiring 12/15/2004	7,819,000	8,550,747	731,747	—
Swiss Franc
expiring 12/15/2004	22,116,890	23,031,015	914,125	—

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$235,294,325	$240,720,325	$6,045,009	$619,009

Open Forward Foreign Currency	Value on		Unrealized
Sale Contracts	Settlement Date	Current Value	Gain	Loss

Australian Dollar
expiring 12/15/2004	$5,770,199	$5,678,043	$92,156	$—
expiring 12/15/2004	7,895,000	8,469,853	—	574,853
British Pound
expiring 12/15/2004	13,520,000	14,279,603	—	759,603
expiring 3/16/2005	5,649,501	5,703,791	—	54,290
Canadian Dollar
expiring 12/15/2004	4,017,674	3,999,104	18,570	—
expiring 12/15/2004	6,730,973	7,247,849	—	516,876
Euro
expiring 12/15/2004	2,752,197	2,740,665	11,532	—
expiring 12/15/2004	8,128,000	8,493,953	—	365,953
Hong Kong Dollar
expiring 12/14/2004	5,653,491	5,650,062	3,429	—
expiring 12/14/2004	18,628,060	18,656,190	—	28,130
Japanese Yen
expiring 12/15/2004	8,182,750	8,175,986	6,764	—
expiring 12/15/2004	5,426,000	5,700,041	—	274,041
Norwegian Krone
expiring 12/15/2004	5,829,777	5,807,261	22,516	—

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

expiring 1/20/2005	11,026,587	11,210,913	—	184,3 26
Swedish Krona
expiring 12/10/2004	8,785,193	9,734,478	—	949,285
expiring 12/15/2004	10,886,867	11,571,746	—	684,879
expiring 3/16/2004	5,686,051	5,679,620	6,431	—
Swiss Franc
expiring 12/15/2004	21,299,183	23,031,016	—	1,731,833
expiring 1/24/2005	19,968,615	20,378,087	—	409,472
expiring 3/16/2005	8,517,113	8,528,055	—	10,942

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$184,353,231	$190,736,316	$161,398	$6,544,483

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 2004, the International Equity Fund had sufficient cash and/or securities to cover any commitments under these contracts.

TAX INFORMATION — At November 30, 2004, the International Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$443,532,851

Gross unrealized gain	64,063,618
Gross unrealized loss	(290,039)

Net unrealized security gain	$63,773,579

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Biotechnology — 4.7%
102,400	Biogen Idec, Inc.*	$6,008,832
6,600	Cephalon, Inc.*	313,698
104,400	Genentech, Inc.*	5,037,300
31,400	Genzyme Corp.*	1,758,714
38,900	ImClone Systems, Inc.*	1,642,358

		14,760,902

Chemicals — 0.5%
18,200	3M Co.	1,448,538

Computer Hardware — 3.4%
230,500	Cisco Systems, Inc.*	4,312,655
14,600	Comverse Technology, Inc.*	310,542
19,800	Dell, Inc.*	802,296
53,600	NCR Corp.*	3,201,528
71,300	Storage Technology Corp.*	2,077,682

		10,704,703

Computer Software — 11.7%
82,100	Autodesk, Inc.	5,370,161
221,200	BMC Software, Inc.*	4,109,896
114,600	International Business Machines Corp.	10,799,904
377,100	Microsoft Corp.	10,110,051
94,800	Symantec Corp.*	6,049,188

		36,439,200

Construction — 0.4%
40,100	Hughes Supply, Inc.	1,318,488

Consumer Durables — 0.4%
16,000	The Black & Decker Corp.	1,345,440

Defense/Aerospace — 2.9%
15,600	Northrop Grumman Corp.	878,748
50,200	Raytheon Co.	2,025,068
112,900	The Boeing Co.	6,048,053

		8,951,869

Drugs — 12.7%
34,500	Allergan, Inc.	2,535,750
9,400	AmerisourceBergen Corp.	554,036
9,600	Charles River Laboratories International, Inc.	448,800
79,200	Eli Lilly & Co.	4,223,736
248,500	Johnson & Johnson	14,989,520
608,295	Pfizer, Inc.	16,892,352

		39,644,194

Energy Reserves — 1.9%
46,600	Burlington Resources, Inc.	2,162,706
46,900	Devon Energy Corp.	1,942,598
54,200	XTO Energy, Inc.	1,970,170

		6,075,474

Environmental & Other Services — 2.1%
229,800	Cendant Corp.	5,209,566
46,700	Waste Management, Inc.	1,392,127

		6,601,693

Food & Beverage — 2.5%
18,900	Hershey Foods Corp.	979,020
37,300	Kraft Foods, Inc.	1,275,660
21,800	Pilgrim’s Pride Corp.	730,300
11,400	SUPERVALU, Inc.	360,126
273,700	Tyson Foods, Inc.	4,485,943

		7,831,049

Grocery — 0.3%
33,500	Albertson’s, Inc.	847,550

Home Products — 4.8%
7,300	The Clorox Co.	402,376
166,699	The Gillette Co.	7,249,740
138,400	The Procter & Gamble Co.	7,401,632

		15,053,748

Hotel & Leisure — 3.1%
141,200	GTECH Holdings Corp.	3,409,980
43,200	Harman International Industries, Inc.	5,307,120
13,800	Polaris Industries, Inc.	909,420

		9,626,520

Information Services — 3.5%
44,300	Computer Sciences Corp.*	2,396,630
136,000	IMS Health, Inc.	3,069,520
68,701	Moody’s Corp.	5,547,606

		11,013,756

Internet — 2.2%
47,300	eBay, Inc.*	5,318,885
4,800	Google, Inc.*	873,504
21,200	Yahoo!, Inc.*	797,544

		6,989,933

Large Banks — 1.7%
107,200	Bank of America Corp.	4,960,144
10,100	U.S. Bancorp.	299,263

		5,259,407

Life Insurance — 1.3%
8,200	Nationwide Financial Services, Inc.	308,156
77,300	Prudential Financial, Inc.	3,783,835

		4,091,991

Media — 4.0%
28,400	Cox Radio, Inc.*	451,560
110,200	Liberty Media Corp.*	1,138,366
302,300	Time Warner Inc.*	5,353,733
164,219	Viacom, Inc. Class B	5,698,400

		12,642,058

Medical Products — 2.9%
87,500	Becton, Dickinson and Co.	4,793,250
5,200	C.R. Bard, Inc.	311,532
10,300	Dade Behring Holdings, Inc.*	553,007
5,300	Kinetic Concepts, Inc.*	336,126
6,400	Medtronic, Inc.	307,520
19,700	St. Jude Medical, Inc.*	751,358
10,400	Thermo Electron Corp.*	314,600
21,600	Zimmer Holdings, Inc.*	1,762,560

		9,129,953

Medical Providers — 1.0%
84,300	Caremark Rx, Inc.*	3,014,568

Mining — 0.7%
8,100	Newmont Mining Corp.	383,535
34,600	Nucor Corp.	1,830,340

		2,213,875

Motor Vehicle — 1.2%
21,400	Autoliv, Inc.	1,000,236

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
145,400	AutoNation, Inc.*	$2,692,808

		3,693,044

Oil Services — 0.3%
30,400	NRG Energy, Inc.*	972,800

Paper & Packaging — 0.1%
10,900	Louisiana-Pacific Corp.	266,723

Parts & Equipment — 0.7%
8,600	Graco, Inc.	314,932
30,500	W.W. Grainger, Inc.	1,886,730

		2,201,662

Property Insurance — 1.9%
7,900	American International Group, Inc.	500,465
39,600	Loews Corp.	2,768,436
41,200	MBIA, Inc.	2,470,352
7,400	W. R. Berkley Corp.	335,590

		6,074,843

Regionals — 0.3%
8,800	Bank of Hawaii Corp.	427,240
5,600	UnionBanCal Corp.	346,248

		773,488

REITs — 0.3%
13,900	Plum Creek Timber Company, Inc.	514,300
9,700	Regency Centers Corp.	504,400

		1,018,700

Retail Apparel — 7.6%
13,000	American Eagle Outfitters, Inc.	543,010
84,500	Barnes & Noble, Inc.*	2,288,260
98,300	Circuit City Stores, Inc.	1,532,497
96,700	Coach, Inc.*	4,819,528
65,600	Costco Wholesale Corp.	3,188,160
15,867	Gamestop Corp. Class B*	336,698
41,500	Kmart Holding Corp.*@	4,267,445
30,000	Staples, Inc.	957,300
13,200	The Home Depot, Inc.	551,100
71,900	Toys “R” Us, Inc.*	1,390,546
76,300	Wal-Mart Stores, Inc.	3,972,178

		23,846,722

Semiconductors — 4.7%
34,000	Cree, Inc.*@	1,216,520
349,700	Intel Corp.	7,815,795
20,400	Microchip Technology, Inc.	574,872
450,900	Micron Technology, Inc.*	4,995,972

		14,603,159

Specialty Financials — 2.8%
148,200	AmeriCredit Corp.*	3,103,308
75,400	Freddie Mac	5,146,804
10,400	Nuveen Investments	371,280

		8,621,392

Telecommunications Equipment — 5.3%
386,500	Motorola, Inc.	7,443,990
210,000	QUALCOMM, Inc.	8,740,200
34,200	Tellabs, Inc.*@	292,410

		16,476,600

Telephone — 1.7%
235,447	Sprint Corp.	5,370,546

Tobacco — 1.8%
53,300	Reynolds American, Inc.@	4,031,079
37,800	UST, Inc.	1,664,334

		5,695,413

Transports — 1.4%
35,800	J.B. Hunt Transportation Services, Inc.	1,439,160
15,000	Norfolk Southern Corp.	514,950
43,700	Ryder System, Inc.	2,344,068

		4,298,178

Wireless — 0.4%
16,100	Telephone & Data Systems, Inc.	1,247,750

TOTAL COMMON STOCKS		$310,165,929

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.4%
Joint Repurchase Agreement Account II¤
$1,100,000	2.08%	12/01/2004	$1,100,000
Maturity Value: $1,100,064

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$311,265,929

Shares	Description	Value

Securities Lending Collateral — 2.8%
8,746,750	Boston Global Investment Trust - Enhanced Portfolio	$8,746,750

TOTAL INVESTMENTS		$320,012,679

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.
¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At November 30, 2004, the CORE Large Cap Growth Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

* At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

FUTURES CONTRACTS — At November 30, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	27	December 2004	$1,585,035	$17,444

TAX INFORMATION — At November, 2004, the Core Large Cap Growth Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$288,242,942

Gross unrealized gain	39,907,325
Gross unrealized loss	(8,137,588)

Net unrealized security gain	$31,769,737

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Biotechnology — 1.7%
92,200	Biogen Idec, Inc.*	$5,410,296
8,400	ImClone Systems, Inc.*	354,648

		5,764,944

Brokers — 2.4%
15,000	Lehman Brothers Holdings, Inc.	1,256,700
70,100	Merrill Lynch & Co., Inc.	3,905,271
28,700	The Bear Stearns Companies, Inc.	2,800,546

		7,962,517

Chemicals — 1.5%
5,800	3M Co.	461,622
16,600	Eastman Chemical Co.	902,708
34,900	Monsanto Co.	1,606,098
59,200	The Lubrizol Corp.	2,045,360

		5,015,788

Computer Hardware — 0.2%
11,400	NCR Corp.*	680,922

Computer Software — 5.2%
61,000	Autodesk, Inc.	3,990,010
87,300	International Business Machines Corp.	8,227,152
83,700	Symantec Corp.*	5,340,897

		17,558,059

Construction — 0.2%
9,900	Hughes Supply, Inc.	325,512
6,400	Lafarge North America, Inc.	320,960

		646,472

Consumer Durables — 0.1%
13,800	Masco Corp.	486,726

Defense/Aerospace — 4.3%
97,000	Northrop Grumman Corp.	5,464,010
122,800	Raytheon Co.	4,953,752
74,400	The Boeing Co.	3,985,608

		14,403,370

Drugs — 2.9%
89,300	Johnson & Johnson	5,386,576
154,500	Pfizer, Inc.	4,290,465

		9,677,041

Electrical Utilities — 4.4%
185,000	Edison International	5,901,500
25,400	Energy East Corp.	639,318
170,800	Northeast Utilities	3,113,684
153,600	PG&E Corp.*	5,108,736

		14,763,238

Energy Resources — 11.8%
76,600	Anadarko Petroleum Corp.	5,331,360
90,100	Burlington Resources, Inc.	4,181,541
19,334	ChevronTexaco Corp.	1,055,636
36,800	ConocoPhillips	3,348,432
157,700	Devon Energy Corp.	6,531,934
254,960	Exxon Mobil Corp.	13,066,700
106,700	Occidental Petroleum Corp.	6,424,407

		39,940,010

Environmental & Other Services — 1.9%
177,400	Cendant Corp.	4,021,658
76,400	Republic Services, Inc.	2,405,836

		6,427,494

Food & Beverages — 2.1%
34,700	Archer-Daniels-Midland Co.	735,640
14,700	Kraft Foods, Inc.	502,740
23,900	Pilgrim’s Pride Corp.	800,650
17,400	SUPERVALU, INC.	549,666
285,392	Tyson Foods, Inc.	4,677,575

		7,266,271

Gas Utilities — 0.1%
9,100	KeySpan Corp.	359,632

Grocery — 0.1%
16,700	Albertson’s, Inc.	422,510

Home Products — 1.8%
128,401	The Gillette Co.	5,584,159
6,900	The Procter & Gamble Co.	369,012

		5,953,171

Hotel & Leisure — 2.2%
9,300	Boyd Gaming Corp.*	341,868
76,700	GTECH Holdings Corp.	1,852,305
43,200	Harman International Industries, Inc.	5,307,120

		7,501,293

Information Services — 1.9%
15,500	Computer Sciences Corp.*	838,550
15,000	IMS Health, Inc.	338,550
66,800	Moody’s Corp.	5,394,100

		6,571,200

Internet — 0.1%
4,500	eBay, Inc.*	506,025

Large Banks — 12.7%
340,198	Bank of America Corp.	15,740,961
165,500	Citigroup, Inc.	7,406,125
272,300	J.P. Morgan Chase & Co.	10,252,095
34,600	National City Corp.	1,282,968
33,300	U.S. Bancorp.	986,679
131,200	Wachovia Corp.	6,789,600
6,400	Wells Fargo & Co.	395,328

		42,853,756

Life Insurance — 2.2%
16,900	MetLife, Inc.	659,100
8,800	Nationwide Financial Services, Inc.	330,704
8,400	Principal Financial, Inc.	316,512
128,000	Prudential Financial, Inc.	6,265,600

		7,571,916

Media — 4.0%
103,736	Comcast Corp.*	3,116,229
61,200	Hearst-Argyle Television, Inc.	1,572,840
33,000	Liberty Media International, Inc.*	1,420,980
419,700	Time Warner, Inc.*	7,432,887

		13,542,936

Mining — 1.8%
15,100	Allegheny Technologies, Inc.	332,200
6,600	Newmont Mining Corp.	312,510
104,900	Nucor Corp.	5,549,210

		6,193,920

Motor Vehicles — 2.3%

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
65,800	AutoNation, Inc.*	$1,218,616
474,500	Ford Motor Co.@	6,728,410

		7,947,026

Oil Services — 0.6%
58,900	NRG Energy, Inc.*	1,884,800

Paper & Packaging — 0.5%
71,900	Louisiana-Pacific Corp.	1,759,393

Parts & Equipment — 3.8%
367,900	General Electric Co.	13,008,944

Property Insurance — 4.1%
11,400	Ambac Financial Group, Inc.	927,162
86,200	Loews Corp.	6,026,242
93,200	MBIA, Inc.	5,588,272
26,900	The Allstate Corp.	1,358,450

		13,900,126

Publishing — 0.6%
22,500	The McGraw-Hill Companies, Inc.	1,973,925

Regionals — 3.6%
106,800	Bank of Hawaii Corp.	5,185,140
7,400	Compass Bancshares, Inc.	344,544
35,200	KeyCorp	1,171,808
86,100	UnionBanCal Corp.	5,323,563

		12,025,055

REITs — 2.9%
10,400	AMB Property Corp.	415,480
198,400	Equity Office Properties Trust	5,446,080
28,400	HRPT Properties Trust	343,356
24,100	Plum Creek Timber Company, Inc.	891,700
55,800	ProLogis	2,244,834
8,500	SL Green Realty Corp.	489,855

		9,831,305

Retail Apparel — 2.1%
55,300	Kmart Holding Corp.*@	5,686,499
78,700	Toys “R” Us, Inc.*	1,522,058

		7,208,557

Semiconductors — 0.6%
169,600	Micron Technology, Inc.*	1,879,168

Specialty Financials — 3.2%
163,200	AmeriCredit Corp.*	3,417,408
109,100	Freddie Mac	7,447,166

		10,864,574

Telecommunications Equipment — 0.2%
43,800	Motorola, Inc.	843,588

Telephone — 6.1%
135,200	CenturyTel, Inc.	4,450,784
296,900	Sprint Corp.	6,772,289
227,378	Verizon Communications, Inc.	9,374,795

		20,597,868

Tobacco — 1.7%
19,900	Altria Group, Inc.	1,144,051
38,400	Reynolds American, Inc.	2,904,192
37,000	UST, Inc.	1,629,110

		5,677,353

Transports — 0.9%
18,800	J.B. Hunt Transport Services, Inc.	755,760
31,700	Norfolk Southern Corp.	1,088,261
21,400	Ryder System, Inc.	1,147,896

		2,991,917

Wireless — 0.4%
32,600	United States Cellular Corp.*	1,442,550

TOTAL COMMON STOCKS		$335,905,362

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 2.0%
Joint Repurchase Agreement Account II¤
$6,600,000	2.08%	12/01/2004	$6,600,000
Maturity Value: $6,600,381

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$342,505,362

Shares	Description	Value
Securities Lending Collateral — 3.1%
10,682,500	Boston Global Investment Trust - Enhanced Portfolio	$10,682,500

TOTAL INVESTMENTS — 104.3%		$353,187,862

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.
¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At November 30, 2004, the CORE Large Cap Value Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $6,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

* At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

FUTURES CONTRACTS — At November 30, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Loss

S&P Mini 500 Index	36	December 2004	$2,113,380	$(10,948)

TAX INFORMATION — At November, 2004, the CORE Large Cap Value Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$314,241,827

Gross unrealized gain	42,065,332
Gross unrealized loss	(3,119,297)

Net unrealized security gain	$38,946,035

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Biotechnology — 3.0%
7,200	Bio-Rad Laboratories, Inc.*	$408,240
40,800	Connetics Corp.*	853,128
49,600	deCODE genetics, Inc.*	322,400
106,700	Enzon Pharmaceuticals, Inc.*	1,444,718
107,400	Gen-Probe, Inc.*	4,285,260
50,200	Immucor, Inc.*	1,613,930
29,400	Nabi Biopharmaceuticals*	423,360
65,200	United Therapeutics Corp.*@	2,869,452

		12,220,488

Chemicals — 2.6%
38,100	A. Schulman, Inc.	817,245
33,200	Arch Chemicals, Inc.	969,440
15,500	Brady Corp.	947,050
17,900	FMC Corp.*	886,945
55,000	Georgia Gulf Corp.	3,166,900
16,300	OM Group, Inc.*	501,062
232,400	Terra Industries, Inc.*@	1,905,680
40,800	The Lubrizol Corp.	1,409,640

		10,603,962

Commercial Services — 0.2%
36,100	Jackson Hewitt Tax Service, Inc.	779,399

Computer Hardware — 2.0%
115,500	Adaptec, Inc.*	900,900
19,800	Coinstar, Inc.*	515,196
30,400	Ditech Communications Corp.*	479,104
42,500	Imagistics International, Inc.*	1,521,500
184,000	InFocus Corp.*	1,232,800
95,900	Komag, Inc.*	1,606,325
44,100	SBS Technologies, Inc.*	575,946
30,900	Tech Data Corp.*	1,402,551

		8,234,322

Computer Software — 4.7%
14,000	ANSYS, Inc.*	429,660
37,100	Aspect Communications Corp.*	402,535
74,900	Aspen Technology, Inc.*@	432,173
30,700	Digital River, Inc.*	1,286,944
33,500	Epicor Software Corp.*	528,295
65,600	FileNET Corp.*	1,758,736
55,900	Intergraph Corp.*	1,464,580
33,500	Quest Software, Inc.*	518,580
38,600	S1 Corp.*	361,682
156,600	SeaChange International, Inc.*@	2,674,728
52,000	SS&C Technologies, Inc.	1,164,280
31,900	THQ, Inc.*	684,574
57,800	Tradestation Group, Inc.*@	428,876
53,500	Viisage Technology, Inc.*@	431,745
120,400	Websense, Inc.*	5,786,424
51,100	Witness Systems, Inc.*	765,989

		19,119,801

Construction — 2.8%
25,800	Brookfield Homes Corp.	799,800
19,700	Building Materials Holding Corp.	718,065
89,700	Griffon Corp.*	2,249,676
55,500	Hughes Supply, Inc.	1,824,840
20,800	NCI Building Systems, Inc.*	771,680
110,100	USG Corp.*@	3,602,472
40,200	Washington Group International, Inc.*	1,567,800

		11,534,333

Consumer Durables — 1.6%
89,400	Applica, Inc.*	451,470
59,900	Kimball International, Inc. Class B	892,510
65,500	The Toro Co.	4,748,750
15,300	Universal Electronics, Inc.*	279,225

		6,371,955

Defense/Aerospace — 1.8%
82,000	AAR Corp.*	1,120,940
27,500	Curtiss-Wright Corp.	1,639,000
21,800	Innovative Solutions & Support, Inc.*	667,298
11,700	Moog, Inc.*	491,634
58,900	Teledyne Technologies, Inc.*	1,749,330
16,300	Triumph Group, Inc.*	661,128
21,900	United Industrial Corp.@	854,100

		7,183,430

Drugs — 3.1%
31,800	Alpharma, Inc.	528,198
22,800	Biosite, Inc.*@	1,269,732
51,200	Charles River Laboratories International, Inc.*	2,393,600
25,200	First Horizon Pharmaceutical Corp.*	492,912
74,200	Kos Pharmaceuticals, Inc.*@	3,158,694
57,300	Molecular Devices Corp.*	1,205,019
27,345	Nutraceutical International Corp.*	438,340
104,100	USANA Health Sciences, Inc.*@	3,092,811

		12,579,306

Electrical Utilities — 1.8%
14,000	Alliant Energy Corp.	381,920
106,300	Avista Corp.	1,892,140
38,350	PNM Resources, Inc.	975,624
403,000	Sierra Pacific Resources*@	4,130,750

		7,380,434

Electronic Manufacturing Services — 0.1%
26,700	Agilysys Inc	441,351

Energy Resources — 1.3%
9,900	Berry Petroleum Co.	458,370
14,700	Cimarex Energy Co.*	590,646
39,500	Energy Partners Ltd.*	765,115
14,400	Swift Energy Co.*	436,896
52,300	The Houston Exploration Co.*	3,132,770

		5,383,797

Environmental & Other Services — 1.7%
53,000	Administaff, Inc.*	789,700
31,692	Casella Waste Systems, Inc.*	478,866
55,400	Dollar Thrifty Automotive Group, Inc.*	1,489,706
17,600	EGL, Inc.*	593,824
24,900	Labor Ready, Inc.*	395,412
146,500	Spherion Corp.*	1,154,420
90,800	United Rentals, Inc.*	1,622,596
12,400	Waste Connections, Inc.*	422,344

		6,946,868

Food & Beverages — 1.6%
49,000	Corn Products International, Inc.	2,666,580
55,250	Flowers Foods, Inc.	1,686,783
59,200	Pilgrim’s Pride Corp.@	1,983,200

		6,336,563

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
Grocery — 0.3%
64,500	Pathmark Stores, Inc.*	$355,395
18,577	Ruddick Corp.	405,164
78,300	The Great Atlantic & Pacific Tea Co., Inc.*	591,948

		1,352,507

Health Insurance — 0.6%
49,200	PacifiCare Health Systems, Inc.*	2,381,280

Home Products — 0.4%
23,900	Nu Skin Enterprises, Inc.	537,272
64,568	Perrigo Co.	1,164,807

		1,702,079

Hotel & Leisure — 3.8%
77,900	Choice Hotels International, Inc.	3,988,480
65,800	FelCor Lodging Trust, Inc.*	851,452
16,800	GTECH Holdings Corp.	405,720
132,000	Handleman Co.	2,798,400
382,500	La Quinta Corp.*	3,079,125
44,200	Pinnacle Entertainment, Inc.*	803,556
44,700	Polaris Industries, Inc.	2,945,730
43,300	World Wrestling Entertainment, Inc.	519,600

		15,392,063

Information Services — 2.6%
133,600	Arbitron, Inc.*	4,999,312
8,000	Cerner Corp.*	421,760
68,300	eFunds Corp.*	1,626,906
77,300	Keane, Inc.*	1,198,150
54,500	Pre-Paid Legal Services, Inc.@	1,866,625
22,700	TNS, Inc.*	503,940

		10,616,693

Internet — 1.4%
73,900	aQuantive, Inc.*	642,191
97,700	InfoSpace, Inc.*	4,328,110
38,200	Jupitermedia Corp.*	640,614

		5,610,915

Life Insurance — 0.3%
15,400	AmerUs Group Co.	670,978
12,781	FBL Financial Group, Inc.	363,236

		1,034,214

Media — 0.6%
47,022	Hearst-Argyle Television, Inc.	1,208,466
57,600	Insight Communications Co., Inc.*	487,872
13,400	The Liberty Corp.	584,240

		2,280,578

Medical Products — 2.9%
92,800	Advanced Medical Optics, Inc.*	3,858,624
30,800	Cytyc Corp.*	826,672
41,500	Dade Behring Holdings, Inc.*	2,228,135
28,300	Edwards Lifesciences Corp.*	1,064,363
20,500	Haemonetics Corp.*	715,450
25,100	Kensey Nash Corp.*@	784,626
21,100	Mentor Corp.	651,146
35,230	PSS World Medical, Inc.*	440,868
11,600	Ventana Medical Systems, Inc.*	693,100
20,800	Viasys Healthcare, Inc.*	387,296

		11,650,280

Medical Providers — 1.9%
25,400	Amedisys, Inc.*	836,168
13,100	Apria Healthcare Group, Inc.*	401,777
155,900	Kindred Healthcare, Inc.*	4,256,070
19,500	Sierra Health Services, Inc.*	1,084,785
132,100	Stewart Enterprises, Inc.*	980,182

		7,558,982

Mining — 4.5%
33,500	AMCOL International Corp.	676,700
37,600	Carpenter Technology Corp.	2,197,720
37,700	Cleveland-Cliffs, Inc.@	3,653,130
80,900	Commercial Metals Co.	3,668,006
43,300	IMCO Recycling, Inc.*@	699,728
25,200	Metals USA, Inc.*	472,500
106,200	Oregon Steel Mills, Inc.*	1,909,476
19,200	Quanex Corp.	1,132,800
47,000	Reliance Steel & Aluminum Corp.	1,875,770
19,400	RTI International Metals, Inc.*	418,070
41,000	Ryerson Tull, Inc.	663,380
78,500	USEC, Inc.	826,605

		18,193,885

Motor Vehicles — 0.4%
40,200	Methode Electronics, Inc.	530,640
22,000	Midas, Inc.*	424,820
32,200	Tenneco Automotive, Inc.*	499,100

		1,454,560

Oil Refining — 1.4%
39,500	Giant Industries, Inc.*	1,106,000
133,300	Tesoro Petroleum Corp.*	4,414,896

		5,520,896

Oil Services — 3.6%
26,300	Cal Dive International, Inc.*	1,132,478
21,900	Dril-Quip, Inc.*	522,753
35,900	NRG Energy, Inc.*	1,148,800
62,200	Petroleum Development Corp.*	2,557,664
87,400	Universal Compression Holdings, Inc.*	3,260,020
255,300	Veritas DGC, Inc.*	5,974,020

		14,595,735

Paper & Packaging — 1.3%
30,400	Chesapeake Corp.	820,496
27,900	Longview Fibre Co.	484,902
156,600	Louisiana-Pacific Corp.	3,832,002

		5,137,400

Parts & Equipment — 4.3%
15,000	Acuity Brands, Inc.	441,450
30,200	BEI Technologies, Inc.	886,370
34,900	Coherent, Inc.*	1,008,261
11,000	Esterline Technologies Corp.*	391,600
11,400	II-VI, Inc.*	491,910
19,000	Itron, Inc.*	411,350
31,900	Kaman Corp.	382,800
33,800	NACCO Industries, Inc.	3,700,762
19,400	Regal-Beloit Corp.	547,274
27,800	Rofin-Sinar Technologies, Inc.*	1,084,200
44,900	Stewart & Stevenson Services, Inc.	898,000
13,300	The Genlyte Group, Inc.*	1,066,261
12,900	The Middleby Corp.	740,718
120,400	Watsco, Inc.	3,981,628
31,100	WESCO International, Inc.*	874,532
8,400	Woodward Governor Co.	611,940

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
		$17,519,056

Property Insurance — 2.6%
16,000	Argonaut Group, Inc.*	318,080
79,200	LandAmerica Financial Group, Inc.	4,229,280
102,400	Stewart Information Services Corp.	4,469,760
30,900	Zenith National Insurance Corp.	1,420,473

		10,437,593

Publishing — 2.2%
143,400	American Greetings Corp.	3,817,308
21,455	John H. Harland Co.	757,576
31,700	Journal Communications, Inc.	556,018
54,400	Paxar Corp.*	1,259,360
32,600	Pulitzer, Inc.	2,073,686
39,800	The Standard Register Co.	523,768

		8,987,716

Regionals — 9.0%
94,000	Bank of Hawaii Corp.	4,563,700
42,300	BankAtlantic Bancorp, Inc.	803,700
22,691	Brookline Bancorp, Inc.	367,594
14,000	City National Corp.	957,600
72,199	Commercial Capital Bancorp, Inc.	1,722,668
37,000	Corus Bankshares, Inc.	1,800,790
27,700	Cullen/Frost Bankers, Inc.	1,327,107
26,800	East West Bancorp, Inc.	1,111,396
22,000	First Charter Corp.	602,580
8,600	First Citizens BancShares, Inc.	1,170,159
58,300	Greater Bay Bancorp	1,693,615
8,700	IBERIABANK Corp.	562,020
16,845	MB Financial, Inc.	710,859
26,000	Nara Bancorp, Inc.	539,760
34,530	Oriental Financial Group, Inc.	1,046,950
83,140	PFF Bancorp, Inc.	3,757,928
86,650	R&G Financial Corp. Class B	3,362,020
144,400	Silicon Valley Bancshares*@	6,061,912
38,700	Southwest Bancorporation of Texas, Inc.	946,602
27,400	TCF Financial Corp.	846,934
33,500	The Colonial BancGroup, Inc.	711,205
13,400	The South Financial Group, Inc.	424,579
46,300	United Community Financial Corp.	531,987
24,600	Wilshire Bancorp, Inc.*	801,714

		36,425,379

REITs — 6.4%
30,500	American Home Mortgage Investment Corp.	998,570
22,700	Amli Residential Properties Trust	737,523
52,800	Bedford Property Investors, Inc.	1,473,120
91,200	Commercial Net Lease Realty, Inc.	1,854,096
46,900	Cousins Properties, Inc.	1,538,320
86,700	Glenborough Realty Trust, Inc.	1,893,528
10,000	Healthcare Realty Trust, Inc.	407,000
12,000	Heritage Property Investment Trust	385,200
22,100	Highwoods Properties, Inc.	571,727
179,700	HRPT Properties Trust	2,172,573
174,100	MFA Mortgage Investments, Inc.	1,591,274
69,300	National Health Investors, Inc.	2,006,235
68,032	New Century Financial Corp.	4,303,704
40,100	Newcastle Investment Corp.	1,258,338
31,100	PS Business Parks, Inc.	1,394,835
129,300	Senior Housing Properties Trust	2,544,624
12,900	SL Green Realty Corp.	743,427

		25,874,094

Restaurants — 2.4%
102,400	CEC Entertainment, Inc.*	4,166,656
90,900	CKE Restaurants, Inc.*	1,137,159
19,200	Jack in the Box, Inc.*	725,376
43,300	Landry’s Restaurants, Inc.	1,279,515
26,188	Lone Star Steakhouse & Saloon, Inc.	706,814
44,200	Papa John’s International, Inc.*@	1,572,194

		9,587,714

Retail Apparel — 6.1%
37,100	Charlotte Russe Holdings, Inc.*	432,215
65,600	Charming Shoppes, Inc.*	613,360
140,400	Circuit City Stores, Inc.	2,188,836
64,650	Coldwater Creek, Inc.*	1,693,830
9,400	Deckers Outdoor Corp.*	409,088
14,600	Genesco, Inc.*	431,868
31,700	Guess?, Inc.*	459,650
23,300	J. Jill Group, Inc.*	402,391
145,100	Longs Drug Stores Corp.	3,874,170
91,400	Movie Gallery, Inc.	1,593,102
23,800	Navarre Corp.*	405,314
53,200	Payless ShoeSource, Inc.*	621,376
163,400	ShopKo Stores, Inc.*	2,921,592
105,300	Skechers U.S.A., Inc.*	1,222,533
64,500	Sonic Automotive, Inc.	1,601,535
103,000	Stage Stores, Inc.*	4,221,970
58,600	Stein Mart, Inc.*	974,518
27,000	The Gymboree Corp.*	318,330
19,600	Toys “R” Us, Inc.*	379,064

		24,764,742

Semiconductors — 2.3%
60,900	C-COR.net Corp.*	545,055
140,100	Cirrus Logic, Inc.*	830,793
23,900	Cohu, Inc.	400,564
73,400	Cree, Inc.*	2,626,252
16,500	Diodes, Inc.*	410,355
28,600	Exar Corp.*	399,828
17,200	Littelfuse, Inc.*	671,144
43,700	Microsemi Corp.*	777,860
53,000	Photronics, Inc.*	998,520
98,400	Silicon Image, Inc.*	1,653,120

		9,313,491

Specialty Financials — 2.0%
86,500	AmeriCredit Corp.*	1,811,310
26,300	Cash America International, Inc.	674,595
69,900	CompuCredit Corp.*	1,675,503
31,000	Credit Acceptance Corp.*@	767,250
40,600	Investment Technology Group*	680,456
13,427	NCO Group, Inc.*	337,152
43,800	Nuveen Investments	1,563,660
15,200	Portfolio Recovery Associates, Inc.*	570,000

		8,079,926

Telecommunications Equipment — 3.8%
150,100	Anixter International, Inc.*	5,663,273
89,200	Audiovox Corp.*	1,333,540
303,900	CommScope, Inc.*	5,871,348
52,800	Plantronics, Inc.	2,174,832
41,200	Tellabs, Inc.*	352,260

		15,395,253

Telephone — 0.4%

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
25,600	Commonwealth Telephone Enterprises, Inc.*	$1,245,696
82,600	Time Warner Telecom, Inc.*	313,054

		1,558,750

Thrifts — 0.6%
12,000	Citizens First Bancorp, Inc.	312,600
24,300	Commercial Federal Corp.	707,859
17,850	Flushing Financial Corp.	379,313
20,000	Irwin Financial Corp.	532,200
9,100	Westcorp, Inc.	384,748

		2,316,720

Transports — 1.8%
92,800	Alaska Air Group, Inc.*	2,898,144
9,400	Arkansas Best Corp.	405,328
15,300	Hub Group, Inc.*	665,550
12,600	Landstar System, Inc.*	888,426
34,900	Overseas Shipholding Group, Inc.	2,292,581

		7,150,029

Wireless — 0.3%
31,300	United States Cellular Corp.*	1,385,025

TOTAL COMMON STOCKS		$398,393,564

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 1.2%
Joint Repurchase Agreement Account II¤ $4,900,000	2.08%	12/01/2004	$4,900,000
Maturity Value: $4,900,283

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$403,293,564

Shares	Description	Value

Securities Lending Collateral — 8.0%
32,224,625	Boston Global Investment Trust - Enhanced Portfolio	$32,224,625

TOTAL INVESTMENTS — 107.7%		$435,518,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.
¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (Continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At November 30, 2004, the CORE Small Cap Equity Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $4,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

TOTAL	$8,858,000,000			$8,858,511,907

* At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

FUTURES CONTRACTS — At November 30, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

Russell 2000 Index	103	December 2004	$6,531,745	$208,630

TAX INFORMATION — At November 30, 2004, the CORE Small Cap Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$368,202,952

Gross unrealized gain	70,512,652
Gross unrealized loss	(3,197,415)

Net unrealized security gain	$67,315,237

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Biotechnology — 2.9%
232,400	Biogen Idec, Inc.*	$13,637,232
126,320	Genentech, Inc.*	6,094,940
39,700	ImClone Systems, Inc.*	1,676,134

		21,408,306

Brokers — 1.2%
48,000	Lehman Brothers Holdings, Inc.	4,021,440
52,400	The Bear Stearns Companies, Inc.	5,113,192

		9,134,632

Chemicals — 0.8%
100,500	Monsanto Co.	4,625,010
34,800	The Lubrizol Corp.	1,202,340

		5,827,350

Computer Hardware — 0.4%
46,400	NCR Corp.*	2,771,472

Computer Software — 9.1%
53,200	Autodesk, Inc.	3,479,812
75,000	BMC Software, Inc.*	1,393,500
239,100	International Business Machines Corp.	22,532,784
1,002,840	Microsoft Corp.	26,886,140
216,500	Symantec Corp.*	13,814,865

		68,107,101

Consumer Durables — 0.3%
69,400	Masco Corp.	2,447,738

Defense/Aerospace — 3.5%
124,100	Northrop Grumman Corp.	6,990,553
259,700	Raytheon Co.	10,476,298
164,000	The Boeing Co.	8,785,480

		26,252,331

Drugs — 8.2%
91,300	Allergan, Inc.	6,710,550
88,510	Eli Lilly & Co.	4,720,238
398,050	Johnson & Johnson	24,010,376
940,200	Pfizer, Inc.	26,109,354

		61,550,518

Electrical Utilities — 1.8%
337,610	Edison International	10,769,759
91,500	PG&E Corp.*	3,043,290

		13,813,049

Energy Resources — 6.0%
51,900	Anadarko Petroleum Corp.	3,612,240
183,800	Burlington Resources, Inc.	8,530,158
65,221	ConocoPhillips	5,934,459
48,300	Devon Energy Corp.	2,000,586
11,000	EOG Resources, Inc.	825,770
311,216	Exxon Mobil Corp.	15,949,820
99,400	Occidental Petroleum Corp.	5,984,874
57,900	XTO Energy, Inc.	2,104,665

		44,942,572

Environmental & Other Services — 2.3%
490,210	Cendant Corp.	11,113,061
196,510	Waste Management, Inc.	5,857,963

		16,971,024

Food & Beverages — 3.2%
391,051	Archer-Daniels-Midland Co.	8,290,281
129,410	Kraft Foods, Inc.	4,425,822
78,530	SUPERVALU, INC.	2,480,763
527,700	Tyson Foods, Inc.	8,649,003

		23,845,869

Grocery — 0.4%
106,100	Albertson’s, Inc.	2,684,330

Health Insurance — 0.8%
32,900	Aetna, Inc.	3,898,979
16,000	PacifiCare Health Systems, Inc.*	774,400
15,900	UnitedHealth Group, Inc.	1,317,315

		5,990,694

Home Products — 4.0%
340,540	The Gillette Co.	14,810,084
287,560	The Procter & Gamble Co.	15,378,709

		30,188,793

Hotel & Leisure — 1.6%
30,200	GTECH Holdings Corp.	729,330
94,100	Harman International Industries, Inc.	11,560,185

		12,289,515

Information Services — 2.3%
70,100	Computer Sciences Corp.*	3,792,410
33,000	IMS Health, Inc.	744,810
156,700	Moody’s Corp.	12,653,525

		17,190,745

Internet — 2.3%
154,200	eBay, Inc.*	17,339,790

Large Banks — 8.3%
533,084	Bank of America Corp.	24,665,797
95,370	Citigroup, Inc.	4,267,807
305,400	JPMorgan Chase & Co.	11,498,310
189,300	U.S. Bancorp	5,608,959
319,940	Wachovia Corp.	16,556,895

		62,597,768

Life Insurance — 3.6%
236,100	MetLife, Inc.	9,207,900
19,610	Nationwide Financial Services, Inc.	736,944
97,000	Principal Financial, Inc.	3,654,960
279,310	Prudential Financial, Inc.	13,672,224

		27,272,028

Media — 4.3%
149,437	Comcast Corp.*	4,489,088
24,300	Liberty Media International, Inc.*	1,046,358
988,590	Time Warner, Inc.*	17,507,929
276,962	Viacom, Inc. Class B	9,610,581

		32,653,956

Medical Products — 1.2%
113,900	Zimmer Holdings, Inc.*	9,294,240

Medical Providers — 0.1%
22,200	Caremark Rx, Inc.*	793,872

Mining — 1.1%
15,100	Newmont Mining Corp.	714,985
144,000	Nucor Corp.	7,617,600

		8,332,585

Motor Vehicle — 2.2%
176,230	AutoNation, Inc.*	3,263,780

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
940,500	Ford Motor Co.@	$13,336,290

		16,600,070

Oil Refining — 1.8%
118,900	Sunoco, Inc.	9,816,384
73,900	Valero Energy Corp.	3,457,781

		13,274,165

Paper & Packaging — 0.1%
35,900	Louisiana-Pacific Corp.	878,473

Parts & Equipment — 3.4%
11,300	Emerson Electric Co.	755,066
389,520	General Electric Co.	13,773,427
321,700	Tyco International Ltd.	10,928,149

		25,456,642

Property Insurance — 3.3%
19,300	ACE Ltd.	780,106
3,100	Alleghany Corp.*	875,967
10,529	American International Group, Inc.	667,012
192,310	Loews Corp.	13,444,392
147,600	MBIA, Inc.	8,850,096

		24,617,573

Regionals — 0.3%
47,900	Bank of Hawaii Corp.	2,325,545

REITs — 0.5%
147,510	Equity Office Properties Trust	4,049,150

Retail Apparel — 3.0%
58,600	Barnes & Noble, Inc.*	1,586,888
126,300	Circuit City Stores, Inc.	1,969,017
84,700	Costco Wholesale Corp.	4,116,420
109,600	Kmart Holding Corp.*@	11,270,168
76,160	Wal-Mart Stores, Inc.	3,964,890

		22,907,383

Semiconductors — 1.8%
83,930	Avnet, Inc.*	1,544,312
139,400	Cree, Inc.*@	4,987,732
658,100	Micron Technology, Inc.*	7,291,748

		13,823,792

Specialty Financials — 1.8%
198,600	Freddie Mac	13,556,436

Telecommunications Equipment — 4.2%
819,550	Motorola, Inc.@	15,784,533
383,900	QUALCOMM, Inc.	15,977,918

		31,762,451

Telephone — 4.2%
170,400	SBC Communications, Inc.	4,288,968
457,730	Sprint Corp.	10,440,821
413,100	Verizon Communications, Inc.	17,032,113

		31,761,902

Thrifts — 0.1%
8,900	Golden West Financial Corp.	1,061,236

Tobacco — 1.5%
132,210	Reynolds American, Inc.@	9,999,042
29,100	UST, Inc.	1,281,273

		11,280,315

Transports — 1.0%
57,600	Burlington Northern Santa Fe Corp.	2,594,304
23,300	FedEx Corp.	2,214,199
79,000	Norfolk Southern Corp.	2,712,070

		7,520,573

Wireless — 0.3%
42,110	United States Cellular Corp.*	1,863,368

TOTAL COMMON STOCKS		$746,439,352

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement — 0.3%
Joint Repurchase Agreement Account II¤ $2,400,000	2.08%	12/01/2004	$2,400,000
Maturity Value: $2,400,139

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$748,839,352

Shares	Description	Value

Securities Lending Collateral — 6.0%
44,789,300	Boston Global Investment Trust - Enhanced Portfolio	$44,789,300

TOTAL INVESTMENTS — 105.5%		$793,628,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.
¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REIT—Real Estate Investment Trust

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II* — At November 30, 2004, the CORE U.S. Equity Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $2,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$60,000,000	2.03%	12/01/2004	$60,003,383

Banc of America Securities LLC	2,000,000,000	2.08	12/01/2004	2,000,115,556

Barclays Capital PLC	250,000,000	2.01	12/01/2004	250,013,958

Barclays Capital PLC	1,400,000,000	2.08	12/01/2004	1,400,080,889

Credit Suisse First Boston Corp.	825,000,000	2.08	12/01/2004	825,047,667

Deutsche Bank Securities, Inc.	550,000,000	2.07	12/01/2004	550,031,625

Greenwich Capital Markets	600,000,000	2.08	12/01/2004	600,034,667

J.P. Morgan Chase & Co.	1,000,000,000	2.11	12/01/2004	1,000,058,611

UBS LLC	1,173,000,000	2.08	12/01/2004	1,173,067,773

Westdeutsche Landesbank AG	1,000,000,000	2.08	12/01/2004	1,000,057,778

Total	$8,858,000,000			$8,858,511,907

* At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

FUTURES CONTRACTS — At November 30, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	54	December 2004	$3,170,070	$95,192

TAX INFORMATION — At November 30, 2004, the CORE U.S. Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$685,169,816

Gross unrealized gain	118,324,424
Gross unrealized loss	(9,865,588)

Net unrealized security gain	$108,458,836

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments

November 30, 2004 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Australia — 2.6%
55,137	Aristocrat Leisure Ltd. (Leisure & Tourism)	$374,158
5,600	Australia & New Zealand Banking Group Ltd. (Banking)	86,615
1,031	Australian Gas Light Co., Ltd. (Utilities-Electrical & Gas)	10,286
536,755	Axa Asia Pacific Holdings Ltd. (Insurance)	1,653,131
170,635	BHP Billiton Ltd. (Energy Sources)	2,022,038
188,996	BlueScope Steel Ltd. (Metals-Steel)	1,222,616
122,828	Brambles Industries Ltd.@ (Business & Public Services)	665,346
218,686	Coles Myer Ltd.* (Merchandising)	1,686,189
21,537	Commonwealth Bank of Australia (Banking)	520,893
35,605	CSR Ltd. (Building Materials & Components)	70,487
449,902	DB RREEF Trust* (Real Estate)	455,348
10,564	General Property Trust (Real Estate)	29,709
384,898	Insurance Australia Group Ltd. (Insurance)	1,728,067
81,637	Lend Lease Corp., Ltd. (Real Estate)	764,241
61,944	Publishing & Broadcasting Ltd. (Broadcasting & Publishing)	744,755
68,328	Rinker Group Ltd. (Building Materials & Components)	504,752
168,000	Santos Ltd. (Energy Sources)	1,145,921
62,089	Suncorp-Metway Ltd. (Financial Services)	824,072
170,807	Telstra Corp., Ltd. (Telecommunications)	648,978
109,714	Westpac Banking Corp. (Banking)	1,564,797
123	Woodside Petroleum Ltd. (Energy Sources)	1,972
17,384	Woolworths Ltd. (Merchandising)	200,685

		16,925,056

Austria — 2.5%
53,584	Bank Austria Creditanstalt (Banking)	4,551,540
8,885	Boehler-Uddeholm AG (Metals-Steel)	1,050,439
20,370	Erste Bank der oesterreichischen Sparkassen AG (Banking)	1,034,347
1,664	Flughafen Wien AG (Business & Public Services)	119,214
601	Mayr-Melnhof Karton AG (Forestry & Paper Products)	95,904
4,262	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Utilities-Electrical & Gas)	863,277
12,892	OMV AG (Energy Sources)	3,397,289
111,434	Telekom Austria AG (Telecommunications)	1,895,052
5,212	VA Technologie AG* (Machinery & Engineering)	405,387
47,746	voestalpine AG@ (Metals-Steel)	3,407,229

		16,819,678

Belgium — 5.5%
2,804	Compagnie Maritime Belge SA (CMB) (Transportation-Shipping)	810,581
154,394	Delhaize Group@ (Merchandising)	11,918,142
47,106	Dexia@ (Banking)	1,002,601
778,119	Fortis@ (Financial Services)	20,542,712
1,825	S.A. D’ Ieteren NV (Wholesale and International Trade)	344,569
34,906	UCB SA (Health & Personal Care)	1,800,418

		36,419,023

Bermuda — 0.0%
4,586	Ship Finance International Ltd. (Transportation-Shipping)	114,879

France — 8.1%
118,358	BNP Paribas SA (Banking)	8,209,778
57,714	Bouygues SA* (Telecommunications)	2,477,191
10,544	CNP Assurances (Insurance)	714,769
10,360	Compagnie de Saint-Gobain (Building Materials & Components)	587,991
306,494	European Aeronautic Defense and Space Co.@ (Aerospace & Military Technology)	9,239,935
10,360	Lafarge SA* (Building Materials & Components)	970,831
11,021	Pinault-Printemps-Redoute SA* (Merchandising)	1,142,454
228,762	PSA Peugeot Citroen* (Automobiles)	13,944,871
15,168	Sanofi-Aventis (Health & Personal Care)	1,139,247
1,339	Societe BIC SA (Business & Public Services)	64,941
19,098	Societe Generale Series A* (Banking)	1,839,962
151,028	Suez SA@ (Business & Public Services)	3,542,322
33,766	Total SA@ (Energy Sources)	7,374,681
67,550	Vivendi Universal SA* (Broadcasting & Publishing)	1,985,811

		53,234,784

Germany — 10.9%
3,781	BASF AG (Chemicals)	253,859
93,982	Continental AG (Industrial Components)	5,710,348
395,536	Deutsche Telekom AG* (Telecommunications)	8,374,339
201,949	E.On AG* (Utilities-Electrical & Gas)	16,933,282
94,102	Fresenius Medical Care AG*@ (Health & Personal Care)	7,322,895
153,572	Merck KGaA (Health & Personal Care)	8,880,624
33,398	RWE AG*@ (Utilities-Electrical & Gas)	1,768,667
102,304	Schering AG (Health & Personal Care)	7,254,474
466,271	ThyssenKrupp AG@ (Metals-Steel)	10,020,488
233,704	TUI AG*@ (Leisure & Tourism)	5,190,657

		71,709,633

Greece — 0.2%
18,383	EFG Eurobank Ergasias (Banking)	537,329

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
39,055	Hellenic Telecommunications Organization SA (OTE) (Telecommunications)	$639,492

		1,176,821

Hong Kong — 1.7%
806,500	Boc Hong Kong Holdings Ltd. (Banking)	1,514,973
328,500	CLP Holdings Ltd. (Utilities-Electrical & Gas)	1,882,263
41,500	Esprit Holdings Ltd. (Merchandising)	226,811
946,000	Giordano International Ltd. (Merchandising)	594,884
105,500	Hongkong Electric Holdings Ltd. (Utilities-Electrical & Gas)	472,676
159,000	Hutchison Whampoa Ltd. (Multi-Industry)	1,421,537
158,000	Hysan Development Co., Ltd. (Real Estate)	319,613
261,000	Orient Overseas International Ltd. (Transportation-Shipping)	987,894
212,500	SmarTone Telecommunications Holdings Ltd. (Telecommunications)	218,316
9,000	Sun Hung Kai Properties Ltd. (Real Estate)	89,092
273,500	Swire Pacific Ltd. Series A (Real Estate)	2,192,216
464,000	The Wharf (Holdings) Ltd. (Real Estate)	1,647,051

		11,567,326

Italy — 0.7%
102,648	Banca Intesa S.p.A. (Banking)	453,091
46,855	Eni S.p.A.* (Energy Sources)	1,149,845
547,294	Finmeccanica S.p.A.* (Aerospace & Military Technology)	467,256
69,180	Italcementi S.p.A. (Building Materials & Components)	1,043,727
507,500	Telecom Italia S.p.A. (Telecommunications)	1,397,056

		4,510,975

Japan — 25.1%
28,900	Aderans Co., Ltd. (Health & Personal Care)	635,242
67,300	Aisin Seiki Co., Ltd. (Industrial Components)	1,442,844
26,000	Amano Corp. (Machinery & Engineering)	236,180
128,200	Aoyama Trading Co., Ltd. (Merchandising)	3,156,161
110,400	Asahi Breweries Ltd. (Beverages & Tobacco)	1,300,460
29,600	Autobacs Seven Co., Ltd. (Merchandising)	861,841
25,400	Capcom Co., Ltd.@ (Business & Public Services)	240,486
240,200	Citizen Watch Co., Ltd.@ (Electronic Components & Instruments)	2,168,794
21,700	Coca-Cola West Japan Co., Ltd. (Beverages & Tobacco)	538,845
37,000	Comsys Holdings Corp. (Construction & Housing)	317,108
280,000	Dai Nippon Printing Co., Ltd. (Business & Public Services)	4,167,966
267,300	Daiichi Pharmaceutical Co., Ltd. (Health & Personal Care)	5,299,597
45,000	Daiwa House Industry Co., Ltd. (Construction & Housing)	481,754
461	East Japan Railway Co. (Transportation-Road & Rail)	2,525,433
170,000	Fuji Electric Holdings Co. Ltd. (Machinery & Engineering)	437,765
220,000	Fuji Photo Film Co., Ltd. (Recreation and Other Consumer Goods)	7,707,030
5,300	Fuji Soft ABC, Inc. (Business & Public Services)	165,735
1,505,000	Fujitsu Ltd. (Data Processing & Reproduction)	9,405,660
352,000	Hankyu Department Stores, Inc. (Merchandising)	2,681,376
30,100	Hitachi Chemical Co., Ltd. (Chemicals)	517,640
2,405,000	Hitachi Ltd. (Electronic Components & Instruments)	15,411,776
59,900	Hokkaido Electric Power Co., Inc. (Utilities-Electrical & Gas)	1,138,184
56,000	Hokugin Financial Group, Inc. (Banking)	143,599
20,600	Ito-Yokado Co., Ltd. (Merchandising)	811,711
34,000	Kinden Corp. (Construction & Housing)	249,779
33,000	Kirin Brewery Co., Ltd. (Beverages & Tobacco)	315,233
19,000	Kuraray Co., Ltd. (Chemicals)	155,982
73,000	Kyowa Hakko Kogyo Co., Ltd. (Health & Personal Care)	519,736
119,000	Kyushu Electric Power Co., Inc. (Utilities-Electrical & Gas)	2,355,864
67,900	Leopalace21 Corp. (Real Estate)	1,112,755
159,000	Makita Corp. (Appliances & Household Durables)	2,449,946
36,000	Marubeni Corp. (Wholesale and International Trade)	101,638
914,000	Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)	13,535,917
28,000	Matsushita Electric Works Ltd. (Machinery & Engineering)	239,048
898,000	Mitsubishi Electric Corp. (Electrical & Electronics)	4,382,141
356	Mitsubishi Tokyo Financial Group, Inc. (Banking)	3,352,266
15,000	Mitsui & Co., Ltd. (Wholesale and International Trade)	129,405
144,000	Mitsui O.S.K. Lines Ltd. (Transportation-Shipping)	889,317
103,000	Mitsui Trust Holdings, Inc. (Banking)	780,998
101	Mizuho Financial Group, Inc. (Banking)	437,307

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value
265,800	Namco Ltd.@ (Business & Public Services)	$3,254,860
53,000	NGK Insulators Ltd. (Machinery & Engineering)	438,622
108,000	Nippon Oil Corp. (Energy Sources)	707,075
64,000	Nippon Shokubai Co., Ltd. (Chemicals)	524,093
2,247	Nippon Telephone & Telegraph Corp. (Telecommunications)	10,043,064
89,000	Nisshin Seifun Group, Inc. (Food & Household Products)	973,118
142,000	Nisshin Steel Co., Ltd. (Metals-Steel)	337,576
56,000	NSK Ltd. (Machinery & Engineering)	259,406
14,000	Orix Corp. (Financial Services)	1,774,989
304,400	Sankyo Co., Ltd. (Health & Personal Care)	5,938,659
900	Sega Sammy Holdings, Inc.@ (Recreation and Other Consumer Goods)	47,601
472,000	Seino Transportation Co., Ltd. (Transportation-Road & Rail)	4,274,112
1,308,000	Sompo Japan Insurance, Inc. (Insurance)	12,475,949
257,000	Sumitomo Electric Industries Ltd. (Metals-Non Ferrous)	2,680,344
51,000	Sumitomo Heavy Industries Ltd.* (Machinery & Engineering)	166,055
236	Sumitomo Mitsui Financial Group, Inc.@ (Banking)	1,632,891
12,000	Taisho Pharmaceutical Co., Ltd. (Health & Personal Care)	230,123
20,160	Takefuji Corp. (Financial Services)	1,310,379
12,000	Teijin Ltd. (Chemicals)	51,338
214,000	The Bank of Fukuoka Ltd.@ (Banking)	1,352,296
14,400	Tokyo Broadcasting System, Inc. (Broadcasting & Publishing)	227,390
525,000	Toppan Printing Co., Ltd. (Business & Public Services)	5,435,272
481,000	Toyo Seikan Kaisha Ltd. (Misc. Materials & Commodities)	7,820,914
238,100	Toyota Motor Corp. (Automobiles)	8,858,175
323	UFJ Holdings, Inc.* (Banking)	1,700,768
34,000	UNY Co., Ltd. (Merchandising)	366,442

		165,682,030

Netherlands — 7.7%
975,017	Aegon NV (Insurance)	12,026,083
14,918	Akzo Nobel NV (Chemicals)	615,379
435,696	ING Groep NV (Financial Services)	11,929,882
102,385	Koninklijke (Royal) KPN NV (Telecommunications)	886,127
19,341	Koninklijke (Royal) Numico NV* (Food & Household Products)	687,185
210,104	Koninklijke (Royal) Philips Electronics NV (Appliances & Household Durables)	5,401,552
91,944	Koninklijke Ahold NV* (Merchandising)	673,999
141,616	Oce NV (Electronic Components & Instruments)	2,111,961
281,525	Royal Dutch Petroleum Co. (Energy Sources)	16,073,429
27,943	TPG NV (Transportation-Road & Rail)	730,916

		51,136,513

Norway — 4.3%
34,400	Frontline Ltd. (Energy Sources)	2,080,413
112,660	Norsk Hydro ASA (Energy Sources)	9,207,523
253,750	Orkla ASA (Food & Household Products)	7,798,272
11,200	Storebrand ASA (Insurance)	99,460
949,600	Telenor ASA (Telecommunications)	8,366,393
65,540	Yara International ASA* (Chemicals)	840,968

		28,393,029

Singapore — 2.9%
103,000	Allgreen Properties Ltd. (Real Estate)	65,282
1,913,000	Capitaland Ltd. (Real Estate)	2,411,187
71,000	Chartered Semiconductor Manufacturing Ltd.* (Electronic Components & Instruments)	44,101
473,000	ComfortDelGro Corp., Ltd. (Transportation-Road & Rail)	412,710
31,000	Creative Technology Ltd. (Electronic Components & Instruments)	386,858
88,000	Cycle & Carriage Ltd. (Wholesale and International Trade)	530,446
209,000	Datacraft Asia Ltd.* (Telecommunications)	222,330
453,000	DBS Group Holdings Ltd. (Banking)	4,360,516
129,500	Fraser & Neave Ltd. (Beverages & Tobacco)	1,151,354
3,000	Haw Par Corp., Ltd. (Multi-Industry)	8,959
260,800	Keppel Corp., Ltd. (Multi-Industry)	1,278,069
6,000	Keppel Land Ltd. (Real Estate)	7,568
253,000	Oversea-Chinese Banking Corp., Ltd. (Banking)	2,066,167
47,000	Overseas Union Enterprise Ltd. (Leisure & Tourism)	213,649
106,000	SembCorp Industries Ltd. (Multi-Industry)	93,718
260,000	Singapore Airlines Ltd. (Transportation-Airlines)	1,725,762
75,000	Singapore Press Holdings Ltd. (Broadcasting & Publishing)	215,732
1,675,290	Singapore Telecommunications Ltd. (Telecommunications)	2,419,893
1,384,000	SMRT Corp., Ltd. (Transportation-Road & Rail)	700,671
88,000	United Overseas Bank Ltd. (Banking)	729,527

		19,044,499

Spain — 3.2%
237,386	Amadeus Global Travel Distribution SA* (Business & Public Services)	2,066,455
60,946	Banco Bilbao Vizcaya Argentaria SA (Banking)	998,229
229,261	Endesa SA (Utilities-Electrical & Gas)	4,927,224
521,756	Repsol SA* (Energy Sources)	12,682,741
9,193	Telefonica de Espana SA (Telecommunications)	$160,979

		20,835,628

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

Shares	Description	Value

Sweden — 2.6%
5,000	Gambro AB Series A (Health & Personal Care)	64,707
74,900	Gambro AB Series B@ (Health & Personal Care)	938,919
703,000	Nordea Bank AB (Banking)	6,891,041
140,900	Skandinaviska Enskilda Banken AB* (Banking)	2,677,979
230,000	Skanska AB Series B* (Construction & Housing)	2,700,197
302,000	Telefonaktiebolaget LM Ericsson Series B* (Telecommunications)	1,003,079
3,200	Volvo AB Series B (Machinery & Engineering)	130,241
131,060	Wihlborgs Fastigheter AB@ (Real Estate)	2,600,660

		17,006,823

Switzerland — 3.9%
133,958	ABB Ltd.* (Electrical & Electronics)	825,000
252	Geberit AG (Building Materials & Components)	177,107
510	Kuoni Reisen Holding AG (Leisure & Tourism)	215,578
7,982	Logitech International SA*@ (Electronic Components & Instruments)	468,248
11,120	Roche Holding AG (Health & Personal Care)	1,164,376
101,281	Syngenta AG*@ (Chemicals)	10,688,251
79,543	Zurich Financial Services AG (Insurance)	12,190,353

		25,728,913

United Kingdom — 16.2%
305,636	Alliance Unichem PLC (Health & Personal Care)	4,184,757
94,511	Arriva PLC (Transportation-Road & Rail)	883,231
68,587	AstraZeneca PLC (Health & Personal Care)	2,685,422
579,478	Aviva PLC (Insurance)	6,399,210
5,694	BAA PLC (Business & Public Services)	63,187
1,293,089	BAE Systems PLC (Aerospace & Military Technology)	6,045,304
1,271,686	Barclays PLC (Banking)	13,097,685
631,646	BHP Billiton PLC (Metals-Non Ferrous)	7,369,255
46,307	BP PLC ADR (Energy Sources)	2,840,934
819,950	BP PLC (Energy Sources)	8,352,907
303,711	Brambles Industries PLC (Business & Public Services)	1,512,865
896,135	BT Group PLC (Telecommunications)	3,314,636
1,253,043	Centrica PLC (Utilities-Electrical & Gas)	5,925,072
58,700	De La Rue PLC (Business & Public Services)	376,649
1,029,349	Dixons Group PLC (Merchandising)	2,857,262
31,677	GlaxoSmithKline PLC (Health & Personal Care)	667,423
58,289	GlaxoSmithKline PLC ADR (Health & Personal Care)	2,479,614
113,491	HBOS PLC (Banking)	1,584,941
6,994	IMI PLC (Machinery & Engineering)	50,529
195,360	Kelda Group PLC (Utilities-Electrical & Gas)	2,008,486
802,065	Lloyds TSB Group PLC (Banking)	6,439,155
586,562	Reuters Group PLC (Broadcasting & Publishing)	4,286,051
168,472	Shell Transport & Trading Co. PLC@ (Energy Sources)	1,417,308
136,883	Shell Transport & Trading Co. PLC ADR (Energy Sources)	6,929,018
539,453	Tate & Lyle PLC (Food & Household Products)	5,056,982
516,042	Tesco PLC (Merchandising)	2,965,880
566,380	Vodafone Group PLC (Telecommunications)	1,534,961
108,268	Vodafone Group PLC ADR (Telecommunications)	2,952,468
243,960	William Hill PLC (Leisure & Tourism)	2,420,755

		106,701,947

TOTAL COMMON STOCKS		$647,007,557

Preferred Stocks — 0.1%
Germany — 0.1%
11,745	Fresenius Medical Care AG (Health & Personal Care)	$653,059

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.3%
State Street Bank & Trust Euro - Time Deposit
$8,750,000	2.00%	12/01/2004	$8,750,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$656,410,616

Shares	Description	Value

Securities Lending Collateral — 10.3%
67,851,378	Boston Global Investment Trust - Enhanced Portfolio	$67,851,378

TOTAL INVESTMENTS — 109.8%		$724,261,994

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (Continued)
November 30, 2004 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
@	All or portion of security is on loan.

Investment Abbreviation:
ADR—American Depositary Receipt

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long	Month	Market Value	Gain (Loss)

FTSE 100 Index	39	December 2004	$3,501,847	$(48,882)
SPI 200 Index	11	December 2004	833,500	9,909
MIB 30 Index	2	December 2004	392,942	(1,763)
TOPIX Index	25	December 2004	2,657,819	(14,411)
EURX DAX Index	4	December 2004	547,046	(2,486)
EURX ER STX 50 Index	63	December 2004	2,401,446	(20,922)
CAC 40 – 10 EV	13	December 2004	647,472	(10,315)
IBEX 35 Plus	2	December 2004	230,976	2,844
HKFE	3	December 2004	271,067	341

			$11,484,115	$(85,685)

TAX INFORMATION — At November 30, 2004, the CORE International Equity Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$633,474,147

Gross unrealized gain	92,749,735
Gross unrealized loss	(1,961,888)

Net unrealized security gain	$90,787,847

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2004 (Unaudited)

As a % of
Common and Preferred Stock Industry Classifications†	Net Assets
Aerospace & Military Technology	2.4%
Appliances & Household Durables	3.2
Automobiles	3.4
Banking	10.5
Beverages & Tobacco	0.5
Broadcasting & Publishing	1.1
Building Materials & Components	0.5
Business & Public Services	3.3
Chemicals	2.1
Construction & Housing	0.6
Data Processing & Reproduction	1.4
Electrical & Electronics	0.8
Electronic Components & Instruments	3.1
Energy Sources	11.4
Financial Services	5.5
Food & Household Products	2.2
Forestry & Paper Products	0.0
Health & Personal Care	7.9
Industrial Components	1.1
Insurance	7.2
Leisure & Tourism	1.3
Machinery & Engineering	0.4
Merchandising	4.6
Metals-Non Ferrous	1.5
Metals-Steel	2.4
Misc. Materials & Commodities	1.2
Multi-Industry	0.4
Real Estate	1.8
Recreation and Other Consumer Goods	1.2
Telecommunications	7.1
Transportation-Airlines	0.3
Transportation-Road & Rail	1.4
Transportation-Shipping	0.4
Utilities-Electrical & Gas	5.8
Wholesale and International Trade	0.2

TOTAL COMMON AND PREFERRED STOCK	98.2%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 31, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 31, 2005

* Print the name and title of each signing officer under his or her signature.